UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2022:

•Disciplined Value Fund

•Disciplined Value Mid Cap Fund

•Global Shareholder Yield Fund

•International Growth Fund

•U.S. Growth Fund

Semiannual report
John Hancock
Disciplined Value Fund
U.S. equity
September 30, 2022

A message to shareholders
Dear shareholder,
U.S. stocks fell sharply during the six months ended September 30, 2022, pressured by decades-high inflation, rising interest rates, and mounting geopolitical tensions. The U.S. Federal Reserve’s aggressive efforts to tame inflation—which included sizable increases in its target overnight lending rate in June, July, and September—exacerbated recession fears, weighing on equity returns. The Russian invasion of Ukraine and ongoing supply chain bottlenecks made worse by China’s strict lockdown further worried investors.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
23	Notes to financial statements
31	Shareholder meeting
32	Evaluation of advisory and subadvisory agreements by the Board of Trustees
39	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Johnson & Johnson	4.0
ConocoPhillips	3.7
JPMorgan Chase & Co.	3.3
Berkshire Hathaway, Inc., Class B	3.1
AutoZone, Inc.	2.6
Alphabet, Inc., Class A	2.5
The Charles Schwab Corp.	2.3
CVS Health Corp.	2.3
Cigna Corp.	2.3
Wells Fargo & Company	2.1
TOTAL	28.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

COUNTRY COMPOSITION AS OF 9/30/2022 (% of net assets)
United States	89.5
Canada	2.3
Ireland	2.1
France	2.1
Switzerland	1.6
Bermuda	0.8
United Kingdom	0.8
Japan	0.4
Netherlands	0.4
TOTAL	100.0
4	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$842.40	$4.66	1.01%
	Hypothetical example	1,000.00	1,020.00	5.11	1.01%
Class C	Actual expenses/actual returns	1,000.00	839.50	8.12	1.76%
	Hypothetical example	1,000.00	1,016.20	8.90	1.76%
Class I	Actual expenses/actual returns	1,000.00	843.40	3.51	0.76%
	Hypothetical example	1,000.00	1,021.30	3.85	0.76%
Class R2	Actual expenses/actual returns	1,000.00	841.90	5.26	1.14%
	Hypothetical example	1,000.00	1,019.40	5.77	1.14%
Class R4	Actual expenses/actual returns	1,000.00	842.70	4.16	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class R5	Actual expenses/actual returns	1,000.00	843.40	3.23	0.70%
	Hypothetical example	1,000.00	1,021.60	3.55	0.70%
Class R6	Actual expenses/actual returns	1,000.00	844.20	3.01	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	844.30	2.96	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 97.0%		$10,927,467,443
(Cost $9,577,900,107)
Communication services 5.9%		663,371,298
Entertainment 0.3%
Activision Blizzard, Inc.	533,054	39,627,234
Interactive media and services 4.1%
Alphabet, Inc., Class A (A)	2,928,895	280,148,807
Meta Platforms, Inc., Class A (A)	1,300,366	176,433,659
Wireless telecommunication services 1.5%
T-Mobile US, Inc. (A)	1,245,894	167,161,598
Consumer discretionary 4.4%		494,006,323
Distributors 0.7%
LKQ Corp.	1,753,126	82,659,891
Household durables 1.1%
Mohawk Industries, Inc. (A)	767,570	69,994,708
Sony Group Corp., ADR	793,682	50,835,332
Specialty retail 2.6%
AutoZone, Inc. (A)	135,633	290,516,392
Consumer staples 3.3%		371,699,586
Beverages 2.7%
Coca-Cola Europacific Partners PLC	2,007,460	85,557,945
Keurig Dr. Pepper, Inc.	6,177,509	221,278,372
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	2,453,225	64,863,269
Energy 12.7%		1,432,827,726
Energy equipment and services 1.2%
Schlumberger NV	3,910,504	140,387,094
Oil, gas and consumable fuels 11.5%
Canadian Natural Resources, Ltd.	3,050,262	142,050,701
Cenovus Energy, Inc.	7,443,648	114,408,870
ConocoPhillips	4,088,143	418,380,555
Devon Energy Corp.	2,232,380	134,233,009
EOG Resources, Inc.	871,095	97,327,444
Marathon Petroleum Corp.	2,032,622	201,900,343
Pioneer Natural Resources Company	850,412	184,139,710
Financials 18.1%		2,036,172,404
Banks 7.9%
Bank of America Corp.	5,543,723	167,420,435
JPMorgan Chase & Co.	3,578,258	373,927,961
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

	Shares	Value
Financials (continued)
Banks (continued)
Truist Financial Corp.	2,403,816	$104,662,149
Wells Fargo & Company	5,942,217	238,995,968
Capital markets 4.3%
Intercontinental Exchange, Inc.	750,860	67,840,201
The Charles Schwab Corp.	3,705,176	266,290,999
The Goldman Sachs Group, Inc.	525,085	153,876,159
Consumer finance 0.4%
Capital One Financial Corp.	518,400	47,780,928
Diversified financial services 3.1%
Berkshire Hathaway, Inc., Class B (A)	1,319,419	352,311,261
Insurance 2.4%
Chubb, Ltd.	678,798	123,459,780
Everest Re Group, Ltd.	336,489	88,308,173
The Allstate Corp.	411,936	51,298,390
Health care 22.4%		2,525,283,666
Biotechnology 1.8%
AbbVie, Inc.	1,508,681	202,480,077
Health care providers and services 10.2%
AmerisourceBergen Corp.	924,144	125,064,408
Centene Corp. (A)	2,864,881	222,916,391
Cigna Corp.	918,517	254,860,912
CVS Health Corp.	2,752,439	262,500,107
McKesson Corp.	178,771	60,758,900
UnitedHealth Group, Inc.	444,068	224,272,103
Life sciences tools and services 1.7%
Avantor, Inc. (A)	5,044,171	98,865,752
ICON PLC (A)	486,727	89,450,688
Pharmaceuticals 8.7%
Bristol-Myers Squibb Company	3,288,764	233,798,233
Johnson & Johnson	2,774,015	453,163,089
Novartis AG, ADR	815,628	61,995,884
Sanofi, ADR	6,185,090	235,157,122
Industrials 12.1%		1,359,211,766
Aerospace and defense 2.1%
General Dynamics Corp.	529,442	112,331,709
Howmet Aerospace, Inc.	4,080,676	126,215,309
Building products 1.2%
Allegion PLC	658,686	59,070,960
Masco Corp.	1,696,038	79,188,014
8	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 1.2%
Eaton Corp. PLC	1,023,923	$136,550,371
Machinery 4.5%
Caterpillar, Inc.	487,587	80,003,275
Deere & Company	412,828	137,839,141
Dover Corp.	457,639	53,351,555
Fortive Corp.	1,176,537	68,592,107
Otis Worldwide Corp.	1,604,500	102,367,100
Wabtec Corp.	814,475	66,257,541
Professional services 0.8%
Leidos Holdings, Inc.	1,043,308	91,258,151
Road and rail 1.1%
Union Pacific Corp.	601,672	117,217,739
Trading companies and distributors 1.2%
United Rentals, Inc. (A)	477,450	128,968,794
Information technology 11.8%		1,330,207,474
Communications equipment 1.8%
Cisco Systems, Inc.	5,156,326	206,253,040
IT services 4.7%
Cognizant Technology Solutions Corp., Class A	1,816,653	104,348,548
Fidelity National Information Services, Inc.	1,851,459	139,914,757
FleetCor Technologies, Inc. (A)	536,470	94,509,920
Global Payments, Inc.	957,769	103,486,940
SS&C Technologies Holdings, Inc.	1,766,656	84,357,824
Semiconductors and semiconductor equipment 5.3%
Applied Materials, Inc.	1,078,049	88,324,555
Lam Research Corp.	95,458	34,937,628
Microchip Technology, Inc.	1,625,737	99,218,729
Micron Technology, Inc.	1,669,558	83,644,856
NXP Semiconductors NV	279,811	41,274,921
Qorvo, Inc. (A)	832,002	66,069,279
Qualcomm, Inc.	1,627,425	183,866,477
Materials 3.7%		416,636,960
Chemicals 2.9%
Axalta Coating Systems, Ltd. (A)	4,474,848	94,240,299
DuPont de Nemours, Inc.	3,318,212	167,237,885
Olin Corp.	1,484,191	63,642,110
Construction materials 0.8%
CRH PLC, ADR (B)	2,839,487	91,516,666
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

	Shares	Value
Utilities 2.6%		$298,050,240
Electric utilities 0.6%
FirstEnergy Corp.	2,000,353	74,013,061
Multi-utilities 2.0%
CenterPoint Energy, Inc.	4,191,474	118,115,737
Dominion Energy, Inc.	1,532,650	105,921,442

	Yield (%)	Shares	Value
Short-term investments 2.9%			$333,438,115
(Cost $333,438,175)
Short-term funds 2.9%			333,438,115
John Hancock Collateral Trust (C)	3.0556(D)	559,048	5,586,006
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(D)	327,852,109	327,852,109

Total investments (Cost $9,911,338,282) 99.9%	$11,260,905,558
Other assets and liabilities, net 0.1%	7,839,189
Total net assets 100.0%	$11,268,744,747

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $9,965,905,541. Net unrealized appreciation aggregated to $1,295,000,017, of which $2,119,289,621 related to gross unrealized appreciation and $824,289,604 related to gross unrealized depreciation.
10	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $9,905,752,216) including $5,451,120 of securities loaned	$11,255,319,552
Affiliated investments, at value (Cost $5,586,066)	5,586,006
Total investments, at value (Cost $9,911,338,282)	11,260,905,558
Dividends and interest receivable	15,835,087
Receivable for fund shares sold	12,413,926
Receivable for investments sold	22,837,214
Receivable for securities lending income	8,756
Other assets	406,498
Total assets	11,312,407,039
Liabilities
Payable for investments purchased	23,767,957
Payable for fund shares repurchased	11,400,122
Payable upon return of securities loaned	5,590,403
Payable to affiliates
Accounting and legal services fees	429,012
Transfer agent fees	671,443
Distribution and service fees	13,006
Trustees’ fees	3,389
Other liabilities and accrued expenses	1,786,960
Total liabilities	43,662,292
Net assets	$11,268,744,747
Net assets consist of
Paid-in capital	$9,044,734,659
Total distributable earnings (loss)	2,224,010,088
Net assets	$11,268,744,747

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	11

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,047,853,067 ÷ 50,660,777 shares)[1]	$20.68
Class C ($84,401,428 ÷ 4,445,390 shares)[1]	$18.99
Class I ($5,317,733,003 ÷ 267,476,938 shares)	$19.88
Class R2 ($45,051,980 ÷ 2,274,435 shares)	$19.81
Class R4 ($45,263,968 ÷ 2,277,747 shares)	$19.87
Class R5 ($51,453,863 ÷ 2,581,189 shares)	$19.93
Class R6 ($3,581,081,154 ÷ 179,622,111 shares)	$19.94
Class NAV ($1,095,906,284 ÷ 54,941,289 shares)	$19.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$134,399,726
Interest	3,277,083
Securities lending	20,469
Less foreign taxes withheld	(2,721,556)
Total investment income	134,975,722
Expenses
Investment management fees	37,544,848
Distribution and service fees	2,178,275
Accounting and legal services fees	820,775
Transfer agent fees	4,235,378
Trustees’ fees	114,626
Custodian fees	675,948
State registration fees	165,090
Printing and postage	333,493
Professional fees	183,361
Other	200,051
Total expenses	46,451,845
Less expense reductions	(496,852)
Net expenses	45,954,993
Net investment income	89,020,729
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	210,159,959
Affiliated investments	(5,110)
210,154,849
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,355,822,185)
Affiliated investments	(60)
(2,355,822,245)
Net realized and unrealized loss	(2,145,667,396)
Decrease in net assets from operations	$(2,056,646,667)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$89,020,729	$109,334,518
Net realized gain	210,154,849	1,709,466,375
Change in net unrealized appreciation (depreciation)	(2,355,822,245)	(172,873,157)
Increase (decrease) in net assets resulting from operations	(2,056,646,667)	1,645,927,736
Distributions to shareholders
From earnings
Class A	—	(142,634,076)
Class C	—	(15,439,022)
Class I	—	(794,647,089)
Class R2	—	(5,966,347)
Class R4	—	(7,303,391)
Class R5	—	(7,360,008)
Class R6	—	(547,655,424)
Class NAV	—	(188,506,983)
Total distributions	—	(1,709,512,340)
From fund share transactions	408,078,726	703,591,853
Total increase (decrease)	(1,648,567,941)	640,007,249
Net assets
Beginning of period	12,917,312,688	12,277,305,439
End of period	$11,268,744,747	$12,917,312,688
14	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$24.55	$24.73	$15.18	$20.25	$22.11	$20.71
Net investment income[2]	0.14	0.15	0.18	0.30	0.26	0.20
Net realized and unrealized gain (loss) on investments	(4.01)	3.04	9.65	(4.20)	(0.28)	2.39
Total from investment operations	(3.87)	3.19	9.83	(3.90)	(0.02)	2.59
Less distributions
From net investment income	—	(0.16)	(0.28)	(0.25)	(0.23)	(0.18)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.37)	(0.28)	(1.17)	(1.84)	(1.19)
Net asset value, end of period	$20.68	$24.55	$24.73	$15.18	$20.25	$22.11
Total return (%)[3,4]	(15.76)[5]	13.42	65.19	(20.99)	0.45	12.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1,048	$1,204	$1,037	$731	$1,092	$1,289
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.04	1.07	1.07	1.06	1.06
Expenses including reductions	1.01[6]	1.03	1.07	1.06	1.05	1.05
Net investment income	1.19[6]	0.60	0.94	1.44	1.18	0.92
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	15

CLASS C SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$22.62	$23.05	$14.17	$18.98	$20.82	$19.57
Net investment income (loss)[2]	0.04	(0.04)	0.03	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	(3.67)	2.82	9.00	(3.92)	(0.26)	2.25
Total from investment operations	(3.63)	2.78	9.03	(3.79)	(0.17)	2.28
Less distributions
From net investment income	—	—	(0.15)	(0.10)	(0.06)	(0.02)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.21)	(0.15)	(1.02)	(1.67)	(1.03)
Net asset value, end of period	$18.99	$22.62	$23.05	$14.17	$18.98	$20.82
Total return (%)[3,4]	(16.05)[5]	12.56	63.90	(21.51)	(0.35)	11.58
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$116	$135	$140	$235	$275
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[6]	1.79	1.82	1.82	1.81	1.81
Expenses including reductions	1.76[6]	1.78	1.82	1.81	1.80	1.80
Net investment income (loss)	0.42[6]	(0.17)	0.19	0.67	0.43	0.16
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.57	$23.86	$14.65	$19.58	$21.45	$20.12
Net investment income[2]	0.16	0.21	0.22	0.34	0.30	0.25
Net realized and unrealized gain (loss) on investments	(3.85)	2.93	9.32	(4.05)	(0.27)	2.32
Total from investment operations	(3.69)	3.14	9.54	(3.71)	0.03	2.57
Less distributions
From net investment income	—	(0.22)	(0.33)	(0.30)	(0.29)	(0.23)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.43)	(0.33)	(1.22)	(1.90)	(1.24)
Net asset value, end of period	$19.88	$23.57	$23.86	$14.65	$19.58	$21.45
Total return (%)[3]	(15.66)[4]	13.73	65.58	(20.77)	0.64	12.71
Ratios and supplemental data
Net assets, end of period (in millions)	$5,318	$6,039	$5,618	$5,250	$7,399	$6,988
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.79	0.82	0.82	0.82	0.81
Expenses including reductions	0.76[5]	0.78	0.82	0.81	0.81	0.80
Net investment income	1.44[5]	0.84	1.18	1.69	1.43	1.17
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	17

CLASS R2 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.53	$23.83	$14.63	$19.57	$21.43	$20.10
Net investment income[2]	0.12	0.11	0.15	0.23	0.22	0.16
Net realized and unrealized gain (loss) on investments	(3.84)	2.93	9.31	(4.03)	(0.27)	2.33
Total from investment operations	(3.72)	3.04	9.46	(3.80)	(0.05)	2.49
Less distributions
From net investment income	—	(0.13)	(0.26)	(0.22)	(0.20)	(0.15)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.34)	(0.26)	(1.14)	(1.81)	(1.16)
Net asset value, end of period	$19.81	$23.53	$23.83	$14.63	$19.57	$21.43
Total return (%)[3]	(15.81)[4]	13.28	64.94	(21.08)	0.24	12.30
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$55	$55	$42	$102	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]	1.18	1.21	1.21	1.21	1.21
Expenses including reductions	1.14[5]	1.17	1.20	1.20	1.20	1.20
Net investment income	1.05[5]	0.43	0.80	1.17	1.02	0.76
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.58	$23.87	$14.65	$19.59	$21.45	$20.12
Net investment income[2]	0.14	0.17	0.20	0.30	0.27	0.22
Net realized and unrealized gain (loss) on investments	(3.85)	2.94	9.32	(4.05)	(0.27)	2.32
Total from investment operations	(3.71)	3.11	9.52	(3.75)	—	2.54
Less distributions
From net investment income	—	(0.19)	(0.30)	(0.27)	(0.25)	(0.20)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.40)	(0.30)	(1.19)	(1.86)	(1.21)
Net asset value, end of period	$19.87	$23.58	$23.87	$14.65	$19.59	$21.45
Total return (%)[3]	(15.73)[4]	13.58	65.34	(20.87)	0.52	12.54
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$62	$62	$74	$143	$231
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[5]	1.03	1.06	1.06	1.06	1.06
Expenses including reductions	0.90[5]	0.92	0.95	0.95	0.95	0.95
Net investment income	1.28[5]	0.70	1.06	1.50	1.26	1.02
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	19

CLASS R5 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.63	$23.91	$14.67	$19.62	$21.48	$20.15
Net investment income[2]	0.16	0.23	0.23	0.34	0.31	0.26
Net realized and unrealized gain (loss) on investments	(3.86)	2.94	9.35	(4.06)	(0.26)	2.32
Total from investment operations	(3.70)	3.17	9.58	(3.72)	0.05	2.58
Less distributions
From net investment income	—	(0.24)	(0.34)	(0.31)	(0.30)	(0.24)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.45)	(0.34)	(1.23)	(1.91)	(1.25)
Net asset value, end of period	$19.93	$23.63	$23.91	$14.67	$19.62	$21.48
Total return (%)[3]	(15.66)[4]	13.82	65.67	(20.74)	0.75	12.73
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$60	$40	$61	$166	$198
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.73	0.76	0.76	0.76	0.76
Expenses including reductions	0.70[5]	0.72	0.75	0.75	0.75	0.75
Net investment income	1.49[5]	0.93	1.24	1.70	1.48	1.22
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.62	$23.91	$14.67	$19.61	$21.48	$20.14
Net investment income[2]	0.17	0.24	0.24	0.36	0.32	0.27
Net realized and unrealized gain (loss) on investments	(3.85)	2.93	9.35	(4.06)	(0.27)	2.33
Total from investment operations	(3.68)	3.17	9.59	(3.70)	0.05	2.60
Less distributions
From net investment income	—	(0.25)	(0.35)	(0.32)	(0.31)	(0.25)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.46)	(0.35)	(1.24)	(1.92)	(1.26)
Net asset value, end of period	$19.94	$23.62	$23.91	$14.67	$19.61	$21.48
Total return (%)[3]	(15.58)[4]	13.82	65.74	(20.66)	0.76	12.84
Ratios and supplemental data
Net assets, end of period (in millions)	$3,581	$4,009	$3,844	$3,369	$4,584	$4,564
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.68	0.71	0.71	0.71	0.71
Expenses including reductions	0.65[5]	0.68	0.71	0.70	0.70	0.70
Net investment income	1.55[5]	0.95	1.30	1.81	1.54	1.25
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	21

CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.63	$23.92	$14.68	$19.62	$21.49	$20.15
Net investment income[2]	0.17	0.24	0.25	0.36	0.33	0.27
Net realized and unrealized gain (loss) on investments	(3.85)	2.93	9.34	(4.06)	(0.28)	2.34
Total from investment operations	(3.68)	3.17	9.59	(3.70)	0.05	2.61
Less distributions
From net investment income	—	(0.25)	(0.35)	(0.32)	(0.31)	(0.26)
From net realized gain	—	(3.21)	—	(0.92)	(1.61)	(1.01)
Total distributions	—	(3.46)	(0.35)	(1.24)	(1.92)	(1.27)
Net asset value, end of period	$19.95	$23.63	$23.92	$14.68	$19.62	$21.49
Total return (%)[3]	(15.57)[4]	13.83	65.71	(20.64)	0.77	12.85
Ratios and supplemental data
Net assets, end of period (in millions)	$1,096	$1,372	$1,486	$887	$1,105	$1,219
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.68	0.70	0.70	0.70	0.70
Expenses including reductions	0.64[5]	0.67	0.70	0.69	0.69	0.69
Net investment income	1.54[5]	0.95	1.31	1.83	1.54	1.28
Portfolio turnover (%)	17	38	55	88	69	45

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	23

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
24	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2022, the fund loaned securities valued at $5,451,120 and received $5,590,403 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $19,755.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	25

As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s average daily net assets; (b) 0.675% of the next $500 million of the fund’s average daily net assets; (c) 0.650% of the next $500 million of the fund’s average daily net assets; (d) 0.625% of the next $1 billion of the fund’s average daily net assets; (e) 0.600% of the next $10 billion of the fund’s average daily net assets; and (f) 0.575% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
26	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,937
Class C	3,897
Class I	220,449
Class R2	1,946
Class R4	2,086
Class	Expense reduction
Class R5	$2,183
Class R6	147,898
Class NAV	47,168
Total	$469,564

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27,288 for Class R4 shares for the six months ended September 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $429,782 for the six months ended September 30, 2022. Of this amount, $71,302 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $358,480 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	27

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, CDSCs received by the Distributor amounted to $5,953 and $2,415 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,437,520	$662,880
Class C	509,608	58,809
Class I	—	3,322,687
Class R2	122,784	2,407
Class R4	94,368	2,587
Class R5	13,995	2,702
Class R6	—	183,306
Total	$2,178,275	$4,235,378
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$7,025,000	4	2.027%	$1,582
28	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,743,574	$131,830,837	9,714,749	$247,593,735
Distributions reinvested	—	—	5,703,557	134,832,091
Repurchased	(4,118,644)	(94,117,795)	(8,331,972)	(213,497,612)
Net increase	1,624,930	$37,713,042	7,086,334	$168,928,214
Class C shares
Sold	251,819	$5,323,095	582,924	$13,606,830
Distributions reinvested	—	—	677,543	14,790,755
Repurchased	(939,958)	(19,707,242)	(1,972,814)	(46,783,606)
Net decrease	(688,139)	$(14,384,147)	(712,347)	$(18,386,021)
Class I shares
Sold	47,070,061	$1,023,757,962	65,886,934	$1,617,962,179
Distributions reinvested	—	—	27,751,495	629,403,911
Repurchased	(35,836,773)	(776,567,748)	(72,828,360)	(1,783,032,506)
Net increase	11,233,288	$247,190,214	20,810,069	$464,333,584
Class R2 shares
Sold	172,526	$3,744,754	712,517	$17,103,250
Distributions reinvested	—	—	213,199	4,831,085
Repurchased	(223,224)	(4,876,226)	(914,343)	(22,767,623)
Net increase (decrease)	(50,698)	$(1,131,472)	11,373	$(833,288)
Class R4 shares
Sold	157,500	$3,456,159	1,047,552	$25,667,362
Distributions reinvested	—	—	321,877	7,303,391
Repurchased	(491,409)	(10,903,589)	(1,343,465)	(32,808,860)
Net increase (decrease)	(333,909)	$(7,447,430)	25,964	$161,893
Class R5 shares
Sold	256,162	$5,712,914	1,123,572	$28,566,813
Distributions reinvested	—	—	323,802	7,360,008
Repurchased	(221,911)	(4,882,460)	(577,470)	(14,368,896)
Net increase	34,251	$830,454	869,904	$21,557,925
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Fund	29

	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	23,569,604	$521,746,716	40,338,709	$1,001,352,142
Distributions reinvested	—	—	22,054,696	501,082,696
Repurchased	(13,659,577)	(301,927,858)	(53,460,780)	(1,316,599,662)
Net increase	9,910,027	$219,818,858	8,932,625	$185,835,176
Class NAV shares
Sold	2,231,764	$47,350,251	2,095,577	$52,158,633
Distributions reinvested	—	—	8,293,312	188,506,983
Repurchased	(5,362,414)	(121,861,044)	(14,445,593)	(358,671,246)
Net decrease	(3,130,650)	$(74,510,793)	(4,056,704)	$(118,005,630)
Total net increase	18,599,100	$408,078,726	32,967,218	$703,591,853
Affiliates of the fund owned 87% of shares of Class NAV on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,361,321,062 and $1,958,806,758, respectively, for the six months ended September 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2022, funds within the John Hancock group of funds complex held 8.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	559,048	—	$159,017,549	$(153,426,373)	$(5,110)	$(60)	$20,469	—	$5,586,006

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
30	JOHN HANCOCK Disciplined Value Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,409,775,493.514	15,295,731.365
Frances G. Rathke	1,409,882,732.809	15,188,492.070
Noni L. Ellison	1,411,065,236.157	14,005,988.722
Dean Garfield	1,409,601,084.314	15,470,140.565
Patricia Lizarraga	1,410,809,328.457	14,261,896.422

Non-Independent Trustees
Andrew G. Arnott	1,410,004,927.170	15,066,297.709
Marianne Harrison	1,410,636,974.305	14,434,250.574
Paul Lorentz	1,409,775,645.079	15,295,579.800
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	31

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
32	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	33

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2021 and underperformed for the three-year period. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods ended December 31, 2021 and underperformed its peer group median for the three-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
34	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	35

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
36	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
38	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
David T. Cohen, CFA
Mark E. Donovan, CFA
Stephanie T. McGirr
David J. Pyle, CFA
Joshua White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	39

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2459774	340SA 9/22
11/2022

Semiannual report
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
September 30, 2022

A message to shareholders
Dear shareholder,
U.S. stocks fell sharply during the six months ended September 30, 2022, pressured by decades-high inflation, rising interest rates, and mounting geopolitical tensions. The U.S. Federal Reserve’s aggressive efforts to tame inflation—which included sizable increases in its target overnight lending rate in June, July, and September—exacerbated recession fears, weighing on equity returns. The Russian invasion of Ukraine and ongoing supply chain bottlenecks made worse by China’s strict lockdown further worried investors.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
12	Financial statements
15	Financial highlights
21	Notes to financial statements
29	Shareholder meeting
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Ameriprise Financial, Inc.	2.3
AutoZone, Inc.	2.1
CenterPoint Energy, Inc.	1.8
Huntington Bancshares, Inc.	1.6
Fifth Third Bancorp	1.6
East West Bancorp, Inc.	1.5
Schlumberger NV	1.5
KeyCorp	1.5
Dover Corp.	1.5
Eaton Corp. PLC	1.5
TOTAL	16.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$823.20	$5.03	1.10%
	Hypothetical example	1,000.00	1,019.60	5.57	1.10%
Class C	Actual expenses/actual returns	1,000.00	819.80	8.44	1.85%
	Hypothetical example	1,000.00	1,015.80	9.35	1.85%
Class I	Actual expenses/actual returns	1,000.00	824.00	3.89	0.85%
	Hypothetical example	1,000.00	1,020.80	4.31	0.85%
Class R2	Actual expenses/actual returns	1,000.00	822.70	5.71	1.25%
	Hypothetical example	1,000.00	1,018.80	6.33	1.25%
Class R4	Actual expenses/actual returns	1,000.00	823.30	4.57	1.00%
	Hypothetical example	1,000.00	1,020.10	5.06	1.00%
Class R6	Actual expenses/actual returns	1,000.00	824.60	3.43	0.75%
	Hypothetical example	1,000.00	1,021.30	3.80	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 97.4%		$17,000,304,043
(Cost $14,842,803,681)
Communication services 1.0%		176,847,537
Entertainment 1.0%
Live Nation Entertainment, Inc. (A)	1,204,422	91,584,249
Take-Two Interactive Software, Inc. (A)	782,232	85,263,288
Consumer discretionary 14.2%		2,472,176,107
Auto components 0.8%
Gentex Corp.	3,233,706	77,091,551
Lear Corp.	548,013	65,591,676
Automobiles 1.0%
Harley-Davidson, Inc.	5,071,316	176,887,502
Distributors 0.8%
LKQ Corp.	2,994,094	141,171,532
Diversified consumer services 0.3%
frontdoor, Inc. (A)	2,468,060	50,323,743
Hotels, restaurants and leisure 3.7%
Darden Restaurants, Inc.	717,583	90,645,085
Domino’s Pizza, Inc.	175,589	54,467,708
Expedia Group, Inc. (A)	1,065,879	99,862,204
International Game Technology PLC	3,089,476	48,813,721
Las Vegas Sands Corp. (A)	2,411,502	90,479,555
Marriott International, Inc., Class A	985,970	138,173,836
Wyndham Hotels & Resorts, Inc.	1,911,867	117,293,040
Household durables 2.7%
Garmin, Ltd.	1,513,097	121,516,820
Mohawk Industries, Inc. (A)	967,996	88,271,555
Tempur Sealy International, Inc.	4,692,357	113,273,498
Whirlpool Corp.	1,051,172	141,708,497
Leisure products 1.9%
Hasbro, Inc.	2,319,422	156,375,431
Polaris, Inc.	1,439,267	137,665,889
Topgolf Callaway Brands Corp. (A)	2,286,221	44,032,616
Specialty retail 3.0%
AutoZone, Inc. (A)	173,517	371,661,268
Ross Stores, Inc.	1,742,843	146,869,380
Consumer staples 1.9%		329,274,744
Beverages 1.1%
Coca-Cola Europacific Partners PLC	1,812,282	77,239,459
Keurig Dr. Pepper, Inc.	3,186,883	114,154,149
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing 0.8%
U.S. Foods Holding Corp. (A)	5,214,869	$137,881,136
Energy 7.9%		1,386,164,150
Energy equipment and services 2.2%
Halliburton Company	5,466,164	134,576,958
Schlumberger NV	7,272,660	261,088,494
Oil, gas and consumable fuels 5.7%
ConocoPhillips	1,587,723	162,487,572
Devon Energy Corp.	3,064,517	184,269,407
Diamondback Energy, Inc.	1,307,531	157,505,184
Marathon Petroleum Corp.	1,910,496	189,769,568
Pioneer Natural Resources Company	962,630	208,438,274
Valero Energy Corp.	823,853	88,028,693
Financials 16.4%		2,871,107,530
Banks 7.1%
East West Bancorp, Inc.	3,998,028	268,427,600
Fifth Third Bancorp	8,436,768	269,639,105
First Republic Bank	453,170	59,161,344
Huntington Bancshares, Inc.	21,152,228	278,786,365
KeyCorp	16,287,844	260,931,261
SVB Financial Group (A)	123,620	41,509,124
Truist Financial Corp.	1,335,790	58,160,297
Capital markets 2.6%
Ameriprise Financial, Inc.	1,620,178	408,203,842
State Street Corp.	864,638	52,578,637
Consumer finance 1.3%
Discover Financial Services	2,050,989	186,475,920
SLM Corp.	3,644,260	50,983,197
Diversified financial services 0.4%
Voya Financial, Inc.	1,136,881	68,781,301
Insurance 5.0%
Aflac, Inc.	1,272,968	71,540,802
Alleghany Corp. (A)	85,652	71,893,719
Aon PLC, Class A	634,287	169,906,459
Arch Capital Group, Ltd. (A)	1,026,151	46,730,917
Everest Re Group, Ltd.	782,189	205,277,681
Globe Life, Inc.	1,263,647	125,985,606
RenaissanceRe Holdings, Ltd.	248,852	34,936,332
The Allstate Corp.	733,719	91,370,027
The Travelers Companies, Inc.	325,248	49,827,994
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

	Shares	Value
Health care 8.3%		$1,451,038,098
Health care equipment and supplies 1.3%
Envista Holdings Corp. (A)	2,856,797	93,731,510
Zimmer Biomet Holdings, Inc.	1,253,133	131,015,055
Health care providers and services 4.9%
AmerisourceBergen Corp.	1,682,295	227,664,982
Centene Corp. (A)	1,351,526	105,162,238
Cigna Corp.	312,211	86,629,186
HCA Healthcare, Inc.	846,302	155,541,845
Humana, Inc.	443,549	215,205,539
Laboratory Corp. of America Holdings	304,511	62,366,898
Life sciences tools and services 2.1%
Avantor, Inc. (A)	3,607,428	70,705,589
ICON PLC (A)	1,239,817	227,853,568
IQVIA Holdings, Inc. (A)	414,937	75,161,688
Industrials 21.8%		3,800,077,608
Aerospace and defense 5.4%
BWX Technologies, Inc.	2,395,648	120,668,790
Curtiss-Wright Corp.	825,711	114,905,943
Hexcel Corp.	2,517,280	130,193,722
Howmet Aerospace, Inc.	6,724,354	207,984,269
L3Harris Technologies, Inc.	539,591	112,143,198
Maxar Technologies, Inc.	2,287,129	42,815,055
Textron, Inc.	3,578,620	208,490,401
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,273,915	112,499,434
FedEx Corp.	339,509	50,406,901
Airlines 0.6%
Alaska Air Group, Inc. (A)	2,422,323	94,833,945
Building products 2.6%
Advanced Drainage Systems, Inc.	1,032,180	128,372,227
Allegion PLC	1,495,143	134,084,424
Masco Corp.	2,603,036	121,535,751
Resideo Technologies, Inc. (A)	3,878,340	73,921,160
Commercial services and supplies 0.8%
Copart, Inc. (A)	1,277,003	135,873,119
Electrical equipment 3.3%
AMETEK, Inc.	2,224,844	252,319,558
Eaton Corp. PLC	1,897,452	253,044,199
nVent Electric PLC	2,260,066	71,440,686
Machinery 3.9%
Altra Industrial Motion Corp.	1,441,440	48,461,213
Dover Corp.	2,228,561	259,805,641
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
ITT, Inc.	988,593	$64,594,667
Otis Worldwide Corp.	1,833,439	116,973,408
Parker-Hannifin Corp.	806,203	195,351,049
Professional services 2.3%
ASGN, Inc. (A)	1,131,790	102,279,862
Leidos Holdings, Inc.	830,321	72,628,178
Robert Half International, Inc.	773,227	59,151,866
Science Applications International Corp.	1,157,326	102,342,338
TransUnion	959,481	57,079,525
Road and rail 1.5%
Landstar System, Inc.	801,252	115,676,751
Norfolk Southern Corp.	720,618	151,077,564
Trading companies and distributors 0.5%
Ferguson PLC	865,858	89,122,764
Information technology 9.5%		1,653,699,010
Electronic equipment, instruments and components 1.7%
Flex, Ltd. (A)	3,235,011	53,895,283
TE Connectivity, Ltd.	2,143,489	236,555,446
IT services 2.3%
Cognizant Technology Solutions Corp., Class A	2,604,185	149,584,386
EVERTEC, Inc.	1,490,608	46,730,561
Global Payments, Inc.	1,059,155	114,441,698
SS&C Technologies Holdings, Inc.	1,913,499	91,369,577
Semiconductors and semiconductor equipment 2.3%
KLA Corp.	183,817	55,628,539
Microchip Technology, Inc.	2,252,752	137,485,455
NXP Semiconductors NV	503,566	74,281,021
Qorvo, Inc. (A)	1,563,281	124,140,144
Software 2.2%
Check Point Software Technologies, Ltd. (A)	1,341,281	150,250,298
Fair Isaac Corp. (A)	240,725	99,181,107
NortonLifeLock, Inc.	6,986,559	140,709,298
Technology hardware, storage and peripherals 1.0%
NetApp, Inc.	1,564,313	96,752,759
Western Digital Corp. (A)	2,540,505	82,693,438
Materials 5.0%		866,996,166
Chemicals 4.1%
Axalta Coating Systems, Ltd. (A)	3,720,328	78,350,108
Corteva, Inc.	3,697,945	211,337,557
DuPont de Nemours, Inc.	2,569,541	129,504,866
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

	Shares	Value
Materials (continued)
Chemicals (continued)
FMC Corp.	1,234,965	$130,535,801
PPG Industries, Inc.	1,442,302	159,648,408
Containers and packaging 0.9%
Avery Dennison Corp.	644,872	104,920,674
Crown Holdings, Inc.	650,361	52,698,752
Real estate 6.1%		1,074,469,742
Equity real estate investment trusts 6.1%
American Homes 4 Rent, Class A	2,526,774	82,903,455
Cousins Properties, Inc.	2,643,231	61,719,444
Duke Realty Corp.	2,074,382	99,985,212
Equity Residential	1,876,367	126,129,390
Essex Property Trust, Inc.	667,212	161,618,763
Healthpeak Properties, Inc.	3,398,807	77,900,656
Kilroy Realty Corp.	1,198,116	50,452,665
Lamar Advertising Company, Class A	1,148,576	94,746,034
Regency Centers Corp.	2,828,454	152,312,248
Welltower, Inc.	2,591,758	166,701,875
Utilities 5.3%		918,453,351
Electric utilities 2.6%
American Electric Power Company, Inc.	1,515,023	130,973,738
Entergy Corp.	1,942,276	195,451,234
FirstEnergy Corp.	3,124,602	115,610,274
Multi-utilities 2.7%
CenterPoint Energy, Inc.	11,065,596	311,828,495
DTE Energy Company	1,430,592	164,589,610

	Yield (%)	Shares	Value
Short-term investments 2.5%			$438,046,413
(Cost $438,046,413)
Short-term funds 2.5%			438,046,413
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(B)	438,046,413	438,046,413

Total investments (Cost $15,280,850,094) 99.9%	$17,438,350,456
Other assets and liabilities, net 0.1%	17,625,385
Total net assets 100.0%	$17,455,975,841

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 9-30-22, the aggregate cost of investments for federal income tax purposes was $15,366,932,703. Net unrealized appreciation aggregated to $2,071,417,753, of which $3,249,345,634 related to gross unrealized appreciation and $1,177,927,881 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $15,280,850,094)	$17,438,350,456
Dividends and interest receivable	21,827,821
Receivable for fund shares sold	28,870,117
Receivable for investments sold	33,705,293
Other assets	662,508
Total assets	17,523,416,195
Liabilities
Payable for investments purchased	44,931,179
Payable for fund shares repurchased	17,791,091
Payable to affiliates
Accounting and legal services fees	676,730
Transfer agent fees	1,346,850
Distribution and service fees	27,540
Trustees’ fees	4,545
Other liabilities and accrued expenses	2,662,419
Total liabilities	67,440,354
Net assets	$17,455,975,841
Net assets consist of
Paid-in capital	$14,496,051,986
Total distributable earnings (loss)	2,959,923,855
Net assets	$17,455,975,841

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,220,422,116 ÷ 56,478,479 shares)[1]	$21.61
Class C ($47,255,512 ÷ 2,204,679 shares)[1]	$21.43
Class I ($11,998,088,932 ÷ 528,538,324 shares)	$22.70
Class R2 ($79,562,708 ÷ 3,528,739 shares)	$22.55
Class R4 ($111,077,120 ÷ 4,903,233 shares)	$22.65
Class R6 ($3,999,569,453 ÷ 176,137,832 shares)	$22.71
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$193,503,083
Interest	3,634,792
Securities lending	7,614
Less foreign taxes withheld	(137,345)
Total investment income	197,008,144
Expenses
Investment management fees	69,440,915
Distribution and service fees	2,442,082
Accounting and legal services fees	1,314,798
Transfer agent fees	8,840,653
Trustees’ fees	178,383
Custodian fees	1,089,552
State registration fees	254,752
Printing and postage	445,682
Professional fees	260,528
Other	264,489
Total expenses	84,531,834
Less expense reductions	(814,535)
Net expenses	83,717,299
Net investment income	113,290,845
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	277,935,055
Affiliated investments	(105)
277,934,950
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(4,129,289,046)
Affiliated investments	(1,998)
(4,129,291,044)
Net realized and unrealized loss	(3,851,356,094)
Decrease in net assets from operations	$(3,738,065,249)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$113,290,845	$115,090,424
Net realized gain	277,934,950	1,065,699,470
Change in net unrealized appreciation (depreciation)	(4,129,291,044)	836,671,267
Increase (decrease) in net assets resulting from operations	(3,738,065,249)	2,017,461,161
Distributions to shareholders
From earnings
Class A	—	(93,487,984)
Class C	—	(4,250,422)
Class I	—	(907,220,543)
Class R2	—	(6,373,136)
Class R4	—	(8,561,772)
Class R6	—	(291,253,364)
Total distributions	—	(1,311,147,221)
From fund share transactions	(211,485,050)	3,456,435,841
Total increase (decrease)	(3,949,550,299)	4,162,749,781
Net assets
Beginning of period	21,405,526,140	17,242,776,359
End of period	$17,455,975,841	$21,405,526,140
14	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$26.25	$25.33	$14.91	$19.08	$22.35	$21.61
Net investment income[2]	0.11	0.09	0.10	0.14	0.12	0.07
Net realized and unrealized gain (loss) on investments	(4.75)	2.60	10.54	(3.83)	(1.01)	2.11
Total from investment operations	(4.64)	2.69	10.64	(3.69)	(0.89)	2.18
Less distributions
From net investment income	—	(0.07)	(0.14)	(0.14)	(0.13)	(0.06)
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Total distributions	—	(1.77)	(0.22)	(0.48)	(2.38)	(1.44)
Net asset value, end of period	$21.61	$26.25	$25.33	$14.91	$19.08	$22.35
Total return (%)[3,4]	(17.68)[5]	10.91	71.55	(20.06)	(2.98)	10.15
Ratios and supplemental data
Net assets, end of period (in millions)	$1,220	$1,486	$1,204	$782	$1,184	$1,547
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.11	1.12	1.12	1.11	1.11
Expenses including reductions	1.10[6]	1.10	1.11	1.12	1.10	1.10
Net investment income	0.90[6]	0.34	0.52	0.70	0.58	0.30
Portfolio turnover (%)	21	26	52[7]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	15

CLASS C SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$26.14	$25.34	$14.94	$19.13	$22.42	$21.77
Net investment income (loss)[2]	0.02	(0.12)	(0.05)	(0.01)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	(4.73)	2.62	10.53	(3.84)	(1.00)	2.13
Total from investment operations	(4.71)	2.50	10.48	(3.85)	(1.04)	2.03
Less distributions
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Net asset value, end of period	$21.43	$26.14	$25.34	$14.94	$19.13	$22.42
Total return (%)[3,4]	(18.02)[5]	10.12	70.20	(20.63)	(3.72)	9.35
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$62	$92	$107	$182	$278
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.86	1.87	1.87	1.86	1.86
Expenses including reductions	1.85[6]	1.85	1.86	1.87	1.85	1.85
Net investment income (loss)	0.14[6]	(0.46)	(0.23)	(0.07)	(0.19)	(0.43)
Portfolio turnover (%)	21	26	52[7]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$27.55	$26.49	$15.58	$19.91	$23.22	$22.39
Net investment income[2]	0.15	0.16	0.16	0.20	0.18	0.14
Net realized and unrealized gain (loss) on investments	(5.00)	2.74	11.02	(4.00)	(1.06)	2.19
Total from investment operations	(4.85)	2.90	11.18	(3.80)	(0.88)	2.33
Less distributions
From net investment income	—	(0.14)	(0.19)	(0.19)	(0.18)	(0.12)
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Total distributions	—	(1.84)	(0.27)	(0.53)	(2.43)	(1.50)
Net asset value, end of period	$22.70	$27.55	$26.49	$15.58	$19.91	$23.22
Total return (%)[3]	(17.60)[4]	11.23	71.97	(19.84)	(2.79)	10.46
Ratios and supplemental data
Net assets, end of period (in millions)	$11,998	$14,847	$11,932	$6,349	$7,784	$9,799
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.87	0.87	0.88	0.86
Expenses including reductions	0.85[5]	0.85	0.86	0.87	0.87	0.85
Net investment income	1.15[5]	0.59	0.78	0.97	0.82	0.58
Portfolio turnover (%)	21	26	52[6]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	17

CLASS R2 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$27.41	$26.37	$15.53	$19.85	$23.14	$22.32
Net investment income[2]	0.10	0.05	0.08	0.11	0.09	0.04
Net realized and unrealized gain (loss) on investments	(4.96)	2.73	10.96	(3.98)	(1.04)	2.19
Total from investment operations	(4.86)	2.78	11.04	(3.87)	(0.95)	2.23
Less distributions
From net investment income	—	(0.04)	(0.12)	(0.11)	(0.09)	(0.03)
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Total distributions	—	(1.74)	(0.20)	(0.45)	(2.34)	(1.41)
Net asset value, end of period	$22.55	$27.41	$26.37	$15.53	$19.85	$23.14
Total return (%)[3]	(17.73)[4]	10.78	71.23	(20.14)	(3.14)	10.03
Ratios and supplemental data
Net assets, end of period (in millions)	$80	$103	$106	$77	$131	$188
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.25	1.25	1.26	1.27	1.26
Expenses including reductions	1.25[5]	1.24	1.24	1.25	1.26	1.25
Net investment income	0.75[5]	0.18	0.39	0.54	0.41	0.17
Portfolio turnover (%)	21	26	52[6]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$27.51	$26.46	$15.57	$19.90	$23.20	$22.38
Net investment income[2]	0.13	0.12	0.14	0.17	0.15	0.09
Net realized and unrealized gain (loss) on investments	(4.99)	2.73	10.99	(4.00)	(1.05)	2.20
Total from investment operations	(4.86)	2.85	11.13	(3.83)	(0.90)	2.29
Less distributions
From net investment income	—	(0.10)	(0.16)	(0.16)	(0.15)	(0.09)
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Total distributions	—	(1.80)	(0.24)	(0.50)	(2.40)	(1.47)
Net asset value, end of period	$22.65	$27.51	$26.46	$15.57	$19.90	$23.20
Total return (%)[3]	(17.67)[4]	11.06	71.69	(19.96)	(2.90)	10.26
Ratios and supplemental data
Net assets, end of period (in millions)	$111	$141	$130	$55	$74	$97
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.10	1.11	1.11	1.12	1.12
Expenses including reductions	1.00[5]	0.99	1.00	1.00	1.01	1.01
Net investment income	1.00[5]	0.43	0.65	0.81	0.68	0.42
Portfolio turnover (%)	21	26	52[6]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	19

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$27.54	$26.48	$15.58	$19.90	$23.21	$22.38
Net investment income[2]	0.16	0.19	0.18	0.23	0.21	0.17
Net realized and unrealized gain (loss) on investments	(4.99)	2.74	11.01	(4.00)	(1.07)	2.18
Total from investment operations	(4.83)	2.93	11.19	(3.77)	(0.86)	2.35
Less distributions
From net investment income	—	(0.17)	(0.21)	(0.21)	(0.20)	(0.14)
From net realized gain	—	(1.70)	(0.08)	(0.34)	(2.25)	(1.38)
Total distributions	—	(1.87)	(0.29)	(0.55)	(2.45)	(1.52)
Net asset value, end of period	$22.71	$27.54	$26.48	$15.58	$19.90	$23.21
Total return (%)[3]	(17.54)[4]	11.36	72.06	(19.72)	(2.66)	10.56
Ratios and supplemental data
Net assets, end of period (in millions)	$4,000	$4,768	$3,778	$2,546	$2,994	$2,748
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.75	0.76	0.76	0.77	0.77
Expenses including reductions	0.75[5]	0.75	0.75	0.76	0.76	0.76
Net investment income	1.26[5]	0.69	0.88	1.08	0.96	0.71
Portfolio turnover (%)	21	26	52[6]	54	53	53

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	21

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2022, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $29,827.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next $1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$52,453
Class C	2,109
Class I	517,333
Class R2	3,535
Class	Expense reduction
Class R4	$4,843
Class R6	170,984
Total	$751,257

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $63,278 for Class R4 shares for the six months ended September 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $407,836 for the six months ended September 30, 2022. Of this amount, $64,830 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $343,006 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, CDSCs received by the Distributor amounted to $7,967 and $3,720 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	25

Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,714,449	$790,359
Class C	275,662	31,786
Class I	—	7,796,716
Class R2	230,497	4,374
Class R4	221,474	5,988
Class R6	—	211,430
Total	$2,442,082	$8,840,653
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$61,400,000	3	0.889%	$4,550
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,691,689	$183,236,022	17,271,449	$459,849,087
Distributions reinvested	—	—	3,233,445	81,870,828
Repurchased	(7,801,351)	(186,358,003)	(11,461,015)	(303,540,324)
Net increase (decrease)	(109,662)	$(3,121,981)	9,043,879	$238,179,591
Class C shares
Sold	225,160	$5,415,096	670,446	$17,752,159
Distributions reinvested	—	—	165,026	4,168,561
Repurchased	(374,153)	(8,979,956)	(2,123,525)	(57,000,431)
Net decrease	(148,993)	$(3,564,860)	(1,288,053)	$(35,079,711)
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	59,431,941	$1,507,947,596	158,975,602	$4,421,157,908
Distributions reinvested	—	—	30,847,582	819,003,301
Repurchased	(69,862,088)	(1,781,433,750)	(101,293,916)	(2,817,335,655)
Net increase (decrease)	(10,430,147)	$(273,486,154)	88,529,268	$2,422,825,554
Class R2 shares
Sold	291,879	$7,265,018	738,603	$20,534,775
Distributions reinvested	—	—	216,500	5,726,413
Repurchased	(509,881)	(12,745,875)	(1,225,374)	(34,017,394)
Net decrease	(218,002)	$(5,480,857)	(270,271)	$(7,756,206)
Class R4 shares
Sold	380,028	$9,624,399	1,442,449	$40,248,996
Distributions reinvested	—	—	322,842	8,561,772
Repurchased	(585,931)	(14,838,253)	(1,581,351)	(43,886,059)
Net increase (decrease)	(205,903)	$(5,213,854)	183,940	$4,924,709
Class R6 shares
Sold	24,541,732	$635,543,432	50,998,138	$1,417,851,144
Distributions reinvested	—	—	10,321,964	273,841,708
Repurchased	(21,554,522)	(556,160,776)	(30,824,404)	(858,350,948)
Net increase	2,987,210	$79,382,656	30,495,698	$833,341,904
Total net increase (decrease)	(8,125,497)	$(211,485,050)	126,694,461	$3,456,435,841
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,953,378,938 and $4,075,621,662, respectively, for the six months ended September 30, 2022.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$33,247,148	$81,993,703	$(115,238,748)	$(105)	$(1,998)	$7,614	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value Mid Cap Fund	27

Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,409,775,493.514	15,295,731.365
Frances G. Rathke	1,409,882,732.809	15,188,492.070
Noni L. Ellison	1,411,065,236.157	14,005,988.722
Dean Garfield	1,409,601,084.314	15,470,140.565
Patricia Lizarraga	1,410,809,328.457	14,261,896.422

Non-Independent Trustees
Andrew G. Arnott	1,410,004,927.170	15,066,297.709
Marianne Harrison	1,410,636,974.305	14,434,250.574
Paul Lorentz	1,409,775,645.079	15,295,579.800
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	29

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
30	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	31

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2021 and underperformed for the one-year period. The Board also noted that the fund outperformed its peer group median for the three-, five- and ten-year periods ended December 31, 2021 and underperformed for the one-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
32	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	33

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its
34	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	35

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
36	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	37

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2459781	363SA 9/22
11/2022

Semiannual report
John Hancock
Global Shareholder Yield Fund
International equity
September 30, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the six months ended on September 30, 2022. Stocks were hurt by a variety of developments, including the  Russian invasion of Ukraine and an escalating energy crisis in Europe. In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The prospect of continued rate hikes, in turn, fueled worries about the potential for a recession and a downturn in corporate earnings. These events, along with ongoing geopolitical concerns and unusual volatility in the global currency and fixed-income markets, caused stocks to fall precipitously from their August highs and ultimately close in negative territory.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
21	Notes to financial statements
30	Shareholder meeting
31	Evaluation of advisory and subadvisory agreements by the Board of Trustees
38	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
AbbVie, Inc.	2.2
IBM Corp.	2.0
Broadcom, Inc.	1.9
Microsoft Corp.	1.8
Philip Morris International, Inc.	1.8
Analog Devices, Inc.	1.7
TotalEnergies SE	1.7
Novartis AG	1.6
AstraZeneca PLC, ADR	1.6
Iron Mountain, Inc.	1.6
TOTAL	17.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

TOP 10 COUNTRIES AS OF 9/30/2022 (% of net assets)
United States	58.8
United Kingdom	8.1
Canada	7.5
Germany	6.5
France	5.6
Switzerland	2.8
Japan	2.4
South Korea	1.4
Ireland	1.0
Taiwan	0.9
TOTAL	95.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$826.60	$4.99	1.09%
	Hypothetical example	1,000.00	1,019.60	5.52	1.09%
Class C	Actual expenses/actual returns	1,000.00	823.60	8.41	1.84%
	Hypothetical example	1,000.00	1,015.80	9.30	1.84%
Class I	Actual expenses/actual returns	1,000.00	828.40	3.85	0.84%
	Hypothetical example	1,000.00	1,020.90	4.26	0.84%
Class R2	Actual expenses/actual returns	1,000.00	826.90	5.50	1.20%
	Hypothetical example	1,000.00	1,019.10	6.07	1.20%
Class R6	Actual expenses/actual returns	1,000.00	828.60	3.39	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	827.90	3.39	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 97.2%		$883,488,461
(Cost $786,614,753)
Canada 7.5%		68,605,819
BCE, Inc. (A)	206,692	8,666,595
Enbridge, Inc.	202,197	7,497,398
Fortis, Inc.	119,702	4,547,697
Great-West Lifeco, Inc.	292,698	6,318,641
Nutrien, Ltd. (New York Stock Exchange)	115,862	9,660,574
Restaurant Brands International, Inc.	261,447	13,903,746
Royal Bank of Canada	103,798	9,345,464
TELUS Corp. (A)	436,397	8,665,704
France 5.6%		50,636,257
AXA SA	575,910	12,573,747
Danone SA	77,569	3,667,862
Orange SA	904,323	8,179,153
Sanofi	140,908	10,729,613
TotalEnergies SE (A)	330,088	15,485,882
Germany 6.5%		58,835,840
Allianz SE	57,758	9,098,836
BASF SE	147,884	5,675,530
Bayer AG	131,142	6,042,285
Deutsche Post AG	283,254	8,537,146
Deutsche Telekom AG	813,639	13,849,445
Muenchener Rueckversicherungs-Gesellschaft AG	43,528	10,478,049
Siemens AG	52,736	5,154,549
Hong Kong 0.5%		4,908,143
China Resources Gas Group, Ltd.	1,548,000	4,908,143
Ireland 1.0%		9,372,976
Medtronic PLC	116,074	9,372,976
Italy 0.9%		7,927,309
Snam SpA	1,961,274	7,927,309
Japan 2.4%		21,984,328
Bridgestone Corp.	171,600	5,549,701
Koei Tecmo Holdings Company, Ltd.	399,800	6,581,038
Tokio Marine Holdings, Inc.	297,900	5,294,615
Toyota Motor Corp.	348,800	4,558,974
Norway 0.8%		7,125,511
Orkla ASA	980,218	7,125,511
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

	Shares	Value
South Korea 1.4%		$13,018,643
Samsung Electronics Company, Ltd., GDR (B)	9,208	8,371,485
SK Telecom Company, Ltd.	131,634	4,647,158
Switzerland 2.8%		25,571,956
Nestle SA	56,240	6,082,768
Novartis AG	191,299	14,584,060
Roche Holding AG	15,068	4,905,128
Taiwan 0.9%		8,130,256
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	118,586	8,130,256
United Kingdom 8.1%		73,563,179
AstraZeneca PLC, ADR	262,843	14,414,310
B&M European Value Retail SA	1,309,231	4,452,984
BAE Systems PLC	647,922	5,692,892
British American Tobacco PLC	373,616	13,396,888
Coca-Cola Europacific Partners PLC	288,889	12,312,449
GSK PLC	325,009	4,693,989
Linde PLC	17,299	4,663,637
National Grid PLC	378,359	3,894,852
Unilever PLC	228,522	10,041,178
United States 58.8%		533,808,244
AbbVie, Inc.	148,773	19,966,824
Air Products & Chemicals, Inc.	24,833	5,779,384
Altria Group, Inc.	211,781	8,551,717
Ameren Corp.	62,781	5,057,010
American Electric Power Company, Inc.	125,840	10,878,868
Amgen, Inc.	24,555	5,534,697
Analog Devices, Inc.	111,346	15,514,952
Apple, Inc.	55,513	7,671,897
AT&T, Inc.	421,887	6,471,747
Broadcom, Inc.	39,286	17,443,377
Chevron Corp.	38,356	5,510,607
Cisco Systems, Inc.	343,202	13,728,080
Columbia Banking System, Inc.	279,146	8,064,528
Cummins, Inc.	54,107	11,011,316
Dow, Inc.	190,575	8,371,960
Duke Energy Corp.	55,247	5,139,076
Eaton Corp. PLC	44,124	5,884,377
Emerson Electric Company	92,078	6,741,951
Entergy Corp.	74,779	7,525,011
Enterprise Products Partners LP	578,700	13,761,486
Evergy, Inc.	156,919	9,320,989
Hasbro, Inc.	105,472	7,110,922
Hubbell, Inc.	24,142	5,383,666
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
IBM Corp.	155,487	$18,473,410
Intel Corp.	116,353	2,998,417
Iron Mountain, Inc.	321,718	14,145,940
Johnson & Johnson	35,716	5,834,566
JPMorgan Chase & Co.	87,335	9,126,508
KeyCorp	736,606	11,800,428
Kimberly-Clark Corp.	42,133	4,741,648
KLA Corp.	24,555	7,431,080
Lazard, Ltd., Class A (A)	340,412	10,835,314
Leggett & Platt, Inc.	197,393	6,557,395
Lockheed Martin Corp.	13,672	5,281,357
LyondellBasell Industries NV, Class A	117,749	8,864,145
Magellan Midstream Partners LP	115,321	5,478,901
Merck & Company, Inc.	117,420	10,112,210
MetLife, Inc.	220,709	13,414,693
Microsoft Corp.	70,823	16,494,677
MPLX LP	179,134	5,375,811
MSC Industrial Direct Company, Inc., Class A	152,628	11,112,845
NextEra Energy, Inc.	126,673	9,932,430
NiSource, Inc.	198,667	5,004,422
Omnicom Group, Inc.	111,889	7,059,077
Pfizer, Inc.	180,529	7,899,949
Philip Morris International, Inc.	191,312	15,880,809
Raytheon Technologies Corp.	69,199	5,664,630
Realty Income Corp.	179,135	10,425,657
Texas Instruments, Inc.	62,502	9,674,060
The Coca-Cola Company	101,844	5,705,301
The Home Depot, Inc.	19,253	5,312,673
The PNC Financial Services Group, Inc.	39,760	5,940,939
The Procter & Gamble Company	37,111	4,685,264
Truist Financial Corp.	220,696	9,609,104
U.S. Bancorp	188,082	7,583,466
United Parcel Service, Inc., Class B	42,939	6,936,366
Vail Resorts, Inc.	25,225	5,439,519
Verizon Communications, Inc.	184,714	7,013,591
Walmart, Inc.	55,345	7,178,247
WEC Energy Group, Inc.	58,317	5,215,289
Welltower, Inc.	64,455	4,145,746
WP Carey, Inc.	128,910	8,997,918

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

	Yield (%)	Shares	Value
Short-term investments 3.5%			$31,557,993
(Cost $31,557,969)
Short-term funds 3.5%			31,557,993
John Hancock Collateral Trust (C)	3.0556(D)	3,158,326	31,557,993

Total investments (Cost $818,172,722) 100.7%	$915,046,454
Other assets and liabilities, net (0.7%)	(6,705,683)
Total net assets 100.0%	$908,340,771

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-22.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $821,213,929. Net unrealized appreciation aggregated to $93,832,525, of which $150,370,300 related to gross unrealized appreciation and $56,537,775 related to gross unrealized depreciation.
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $786,614,753) including $30,299,418 of securities loaned	$883,488,461
Affiliated investments, at value (Cost $31,557,969)	31,557,993
Total investments, at value (Cost $818,172,722)	915,046,454
Cash	19,224,487
Foreign currency, at value (Cost $251,388)	242,578
Dividends and interest receivable	4,748,631
Receivable for fund shares sold	1,800,779
Receivable for investments sold	648
Receivable for securities lending income	22,658
Other assets	92,167
Total assets	941,178,402
Liabilities
Payable for fund shares repurchased	986,857
Payable upon return of securities loaned	31,580,234
Payable to affiliates
Investment management fees	7,244
Accounting and legal services fees	37,477
Transfer agent fees	59,873
Distribution and service fees	97
Trustees’ fees	489
Other liabilities and accrued expenses	165,360
Total liabilities	32,837,631
Net assets	$908,340,771
Net assets consist of
Paid-in capital	$755,149,493
Total distributable earnings (loss)	153,191,278
Net assets	$908,340,771

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	11

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($267,512,994 ÷ 28,385,171 shares)[1]	$9.42
Class C ($13,145,355 ÷ 1,390,940 shares)[1]	$9.45
Class I ($305,137,699 ÷ 32,238,097 shares)	$9.47
Class R2 ($455,405 ÷ 48,005 shares)	$9.49
Class R6 ($238,492,260 ÷ 25,245,681 shares)	$9.45
Class NAV ($83,597,058 ÷ 8,841,636 shares)	$9.45
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$23,800,031
Interest	28,196
Securities lending	223,486
Less foreign taxes withheld	(1,591,437)
Total investment income	22,460,276
Expenses
Investment management fees	4,161,208
Distribution and service fees	549,144
Accounting and legal services fees	70,039
Transfer agent fees	401,785
Trustees’ fees	10,306
Custodian fees	127,344
State registration fees	61,714
Printing and postage	41,005
Professional fees	38,147
Other	33,755
Total expenses	5,494,447
Less expense reductions	(835,521)
Net expenses	4,658,926
Net investment income	17,801,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,291,961
Affiliated investments	(17,499)
19,274,462
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(226,285,275)
Affiliated investments	(560)
(226,285,835)
Net realized and unrealized loss	(207,011,373)
Decrease in net assets from operations	$(189,210,023)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$17,801,350	$28,504,415
Net realized gain	19,274,462	96,539,107
Change in net unrealized appreciation (depreciation)	(226,285,835)	(14,131,070)
Increase (decrease) in net assets resulting from operations	(189,210,023)	110,912,452
Distributions to shareholders
From earnings
Class A	(6,090,332)	(33,035,751)
Class C	(270,242)	(2,168,246)
Class I	(7,329,865)	(39,553,873)
Class R2	(10,042)	(66,434)
Class R6	(5,742,128)	(28,804,562)
Class NAV	(2,067,844)	(12,045,777)
Total distributions	(21,510,453)	(115,674,643)
From fund share transactions	6,960,606	(21,146,260)
Total decrease	(203,759,870)	(25,908,451)
Net assets
Beginning of period	1,112,100,641	1,138,009,092
End of period	$908,340,771	$1,112,100,641
14	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.64	$11.76	$8.62	$11.03	$11.14	$11.31	$10.78
Net investment income[3]	0.18	0.28	0.27	0.33	0.35	0.04	0.32
Net realized and unrealized gain (loss) on investments	(2.18)	0.86	3.16	(2.21)	0.16	(0.16)	0.53
Total from investment operations	(2.00)	1.14	3.43	(1.88)	0.51	(0.12)	0.85
Less distributions
From net investment income	(0.22)	(0.28)	(0.29)	(0.33)	(0.35)	(0.05)	(0.32)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.22)	(1.26)	(0.29)	(0.53)	(0.62)	(0.05)	(0.32)
Net asset value, end of period	$9.42	$11.64	$11.76	$8.62	$11.03	$11.14	$11.31
Total return (%)[4,5]	(17.34)[6]	10.05	40.22	(17.96)	4.86	(1.03)[6]	7.87
Ratios and supplemental data
Net assets, end of period (in millions)	$268	$327	$318	$257	$334	$348	$355
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[7]	1.28	1.29	1.29	1.28	1.30[7]	1.27
Expenses including reductions	1.09[7]	1.09	1.09	1.09	1.09	1.09[7]	1.09
Net investment income	3.23[7]	2.32	2.58	2.96	3.18	3.78[7]	2.85
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	15

CLASS C SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.67	$11.79	$8.64	$11.05	$11.16	$11.31	$10.78
Net investment income[3]	0.14	0.20	0.19	0.25	0.27	0.03	0.24
Net realized and unrealized gain (loss) on investments	(2.18)	0.85	3.17	(2.21)	0.16	(0.15)	0.52
Total from investment operations	(2.04)	1.05	3.36	(1.96)	0.43	(0.12)	0.76
Less distributions
From net investment income	(0.18)	(0.19)	(0.21)	(0.25)	(0.27)	(0.03)	(0.23)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.18)	(1.17)	(0.21)	(0.45)	(0.54)	(0.03)	(0.23)
Net asset value, end of period	$9.45	$11.67	$11.79	$8.64	$11.05	$11.16	$11.31
Total return (%)[4,5]	(17.64)[6]	9.19	39.22	(18.59)	4.06	(1.05)[6]	6.98
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$20	$29	$44	$75	$107	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[7]	1.98	1.99	1.99	1.97	2.00[7]	1.97
Expenses including reductions	1.84[7]	1.84	1.84	1.84	1.84	1.84[7]	1.84
Net investment income	2.55[7]	1.63	1.89	2.27	2.49	3.03[7]	2.11
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.69	$11.81	$8.65	$11.07	$11.18	$11.35	$10.82
Net investment income[3]	0.19	0.31	0.29	0.36	0.38	0.04	0.36
Net realized and unrealized gain (loss) on investments	(2.18)	0.86	3.18	(2.22)	0.16	(0.15)	0.51
Total from investment operations	(1.99)	1.17	3.47	(1.86)	0.54	(0.11)	0.87
Less distributions
From net investment income	(0.23)	(0.31)	(0.31)	(0.36)	(0.38)	(0.06)	(0.34)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.23)	(1.29)	(0.31)	(0.56)	(0.65)	(0.06)	(0.34)
Net asset value, end of period	$9.47	$11.69	$11.81	$8.65	$11.07	$11.18	$11.35
Total return (%)[4]	(17.16)[5]	10.28	40.65	(17.77)	5.10	(0.96)[5]	8.10
Ratios and supplemental data
Net assets, end of period (in millions)	$305	$377	$396	$605	$815	$881	$894
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.98	0.99	0.99	0.99	1.00[6]	0.97
Expenses including reductions	0.84[6]	0.84	0.84	0.84	0.84	0.84[6]	0.84
Net investment income	3.49[6]	2.59	2.78	3.22	3.44	4.03[6]	3.12
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	17

CLASS R2 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.71	$11.83	$8.66	$11.08	$11.19	$11.35	$10.82
Net investment income[3]	0.17	0.27	0.25	0.32	0.33	0.03	0.30
Net realized and unrealized gain (loss) on investments	(2.18)	0.85	3.19	(2.22)	0.16	(0.14)	0.53
Total from investment operations	(2.01)	1.12	3.44	(1.90)	0.49	(0.11)	0.83
Less distributions
From net investment income	(0.21)	(0.26)	(0.27)	(0.32)	(0.33)	(0.05)	(0.30)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.21)	(1.24)	(0.27)	(0.52)	(0.60)	(0.05)	(0.30)
Net asset value, end of period	$9.49	$11.71	$11.83	$8.66	$11.08	$11.19	$11.35
Total return (%)[4]	(17.31)[5]	9.82	40.19	(18.10)	4.68	(0.98)[5]	7.68
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[7]	1.34	1.35	1.34	1.36	1.38[7]	1.37
Expenses including reductions	1.20[7]	1.21	1.23	1.22	1.22	1.24[7]	1.24
Net investment income	3.12[7]	2.20	2.45	2.86	3.02	3.62[7]	2.62
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.67	$11.79	$8.64	$11.06	$11.16	$11.34	$10.81
Net investment income[3]	0.19	0.32	0.30	0.37	0.39	0.04	0.31
Net realized and unrealized gain (loss) on investments	(2.17)	0.86	3.17	(2.22)	0.17	(0.16)	0.57
Total from investment operations	(1.98)	1.18	3.47	(1.85)	0.56	(0.12)	0.88
Less distributions
From net investment income	(0.24)	(0.32)	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.24)	(1.30)	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)
Net asset value, end of period	$9.45	$11.67	$11.79	$8.64	$11.06	$11.16	$11.34
Total return (%)[4]	(17.14)[5]	10.40	40.72	(17.69)	5.31	(1.03)[5]	8.22
Ratios and supplemental data
Net assets, end of period (in millions)	$238	$278	$275	$245	$351	$477	$483
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.88	0.88	0.88	0.88	0.89[6]	0.87
Expenses including reductions	0.74[6]	0.74	0.74	0.74	0.74	0.74[6]	0.74
Net investment income	3.56[6]	2.68	2.94	3.34	3.57	4.13[6]	2.61
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	19

CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$11.68	$11.80	$8.64	$11.06	$11.17	$11.34	$10.81
Net investment income[3]	0.20	0.32	0.29	0.37	0.39	0.04	0.36
Net realized and unrealized gain (loss) on investments	(2.19)	0.86	3.19	(2.22)	0.16	(0.15)	0.52
Total from investment operations	(1.99)	1.18	3.48	(1.85)	0.55	(0.11)	0.88
Less distributions
From net investment income	(0.24)	(0.32)	(0.32)	(0.37)	(0.39)	(0.06)	(0.35)
From net realized gain	—	(0.98)	—	(0.20)	(0.27)	—	—
Total distributions	(0.24)	(1.30)	(0.32)	(0.57)	(0.66)	(0.06)	(0.35)
Net asset value, end of period	$9.45	$11.68	$11.80	$8.64	$11.06	$11.17	$11.34
Total return (%)[4]	(17.21)[5]	10.40	40.83	(17.77)	5.30	(0.94)[5]	8.11
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$109	$120	$325	$458	$511	$514
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.87	0.87	0.87	0.87	0.88[6]	0.86
Expenses including reductions	0.74[6]	0.74	0.74	0.74	0.74	0.74[6]	0.74
Net investment income	3.59[6]	2.68	2.87	3.32	3.54	4.13[6]	3.19
Portfolio turnover (%)	12	24	30	33	16	2	19

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	21

following procedures established by the Advisor and adopted by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$68,605,819	$68,605,819	—	—
France	50,636,257	—	$50,636,257	—
Germany	58,835,840	—	58,835,840	—
Hong Kong	4,908,143	—	4,908,143	—
Ireland	9,372,976	9,372,976	—	—
Italy	7,927,309	—	7,927,309	—
Japan	21,984,328	—	21,984,328	—
Norway	7,125,511	—	7,125,511	—
South Korea	13,018,643	—	13,018,643	—
Switzerland	25,571,956	—	25,571,956	—
Taiwan	8,130,256	8,130,256	—	—
United Kingdom	73,563,179	31,390,396	42,172,783	—
United States	533,808,244	533,808,244	—	—
Short-term investments	31,557,993	31,557,993	—	—
Total investments in securities	$915,046,454	$682,865,684	$232,180,770	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
22	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2022, the fund loaned securities valued at $30,299,418 and received $31,580,234 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	23

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $3,196.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
24	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships, treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	25

For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$305,736
Class C	12,815
Class I	259,969
Class R2	370
Class	Expense reduction
Class R6	$191,553
Class NAV	65,078
Total	$835,521

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $92,144 for the six months ended September 30, 2022. Of this amount, $16,172 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $75,972 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, CDSCs received by the Distributor amounted to $2,275 and $307 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
26	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$461,263	$177,341
Class C	86,646	10,009
Class I	—	201,756
Class R2	1,235	26
Class R6	—	12,653
Total	$549,144	$401,785
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,720,166	$18,685,802	3,015,150	$36,401,031
Distributions reinvested	581,898	5,935,061	2,824,661	32,215,794
Repurchased	(1,981,550)	(21,427,891)	(4,770,589)	(57,329,434)
Net increase	320,514	$3,192,972	1,069,222	$11,287,391
Class C shares
Sold	42,454	$455,510	83,473	$1,015,839
Distributions reinvested	26,264	270,083	189,547	2,166,335
Repurchased	(429,955)	(4,671,676)	(997,554)	(12,084,573)
Net decrease	(361,237)	$(3,946,083)	(724,534)	$(8,902,399)
Class I shares
Sold	2,663,474	$28,570,173	3,698,341	$44,567,858
Distributions reinvested	708,486	7,251,745	3,406,422	39,064,398
Repurchased	(3,393,015)	(36,792,114)	(8,399,789)	(101,694,539)
Net decrease	(21,055)	$(970,196)	(1,295,026)	$(18,062,283)
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	27

	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	4,036	$43,889	3,669	$44,542
Distributions reinvested	965	9,919	5,730	65,704
Repurchased	(7,257)	(77,174)	(12,195)	(145,153)
Net decrease	(2,256)	$(23,366)	(2,796)	$(34,907)
Class R6 shares
Sold	3,407,998	$36,871,011	3,409,256	$41,045,942
Distributions reinvested	562,190	5,740,936	2,515,129	28,795,195
Repurchased	(2,555,632)	(27,758,413)	(5,386,820)	(64,974,727)
Net increase	1,414,556	$14,853,534	537,565	$4,866,410
Class NAV shares
Sold	58,016	$592,321	204,103	$2,488,455
Distributions reinvested	202,250	2,067,844	1,051,033	12,045,777
Repurchased	(767,358)	(8,806,420)	(2,055,384)	(24,834,704)
Net decrease	(507,092)	$(6,146,255)	(800,248)	$(10,300,472)
Total net increase (decrease)	843,430	$6,960,606	(1,215,817)	$(21,146,260)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $126,091,489 and $130,518,125, respectively, for the six months ended September 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2022, funds within the John Hancock group of funds complex held 9.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
28	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,158,326	$7,071,602	$190,750,066	$(166,245,616)	$(17,499)	$(560)	$223,486	—	$31,557,993

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Global Shareholder Yield Fund	29

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,409,775,493.514	15,295,731.365
Frances G. Rathke	1,409,882,732.809	15,188,492.070
Noni L. Ellison	1,411,065,236.157	14,005,988.722
Dean Garfield	1,409,601,084.314	15,470,140.565
Patricia Lizarraga	1,410,809,328.457	14,261,896.422

Non-Independent Trustees
Andrew G. Arnott	1,410,004,927.170	15,066,297.709
Marianne Harrison	1,410,636,974.305	14,434,250.574
Paul Lorentz	1,409,775,645.079	15,295,579.800
30	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	31

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
32	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	33

Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
34	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	35

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *
36	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Epoch Investment Partners, Inc.
Portfolio Managers
William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A.Welhoelter, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2459788	320SA 9/22
11/2022

Semiannual report
John Hancock
International Growth Fund
International equity
September 30, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the six months ended on September 30, 2022. Stocks were hurt by a variety of developments, including the  Russian invasion of Ukraine and an escalating energy crisis in Europe. In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The prospect of continued rate hikes, in turn, fueled worries about the potential for a recession and a downturn in corporate earnings. These events, along with ongoing geopolitical concerns and unusual volatility in the global currency and fixed-income markets, caused stocks to fall precipitously from their August highs and ultimately close in negative territory.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
23	Notes to financial statements
33	Shareholder meeting
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Taiwan Semiconductor Manufacturing Company, Ltd.	4.5
Tencent Holdings, Ltd.	3.7
Roche Holding AG	3.6
AstraZeneca PLC	2.8
ITC, Ltd.	2.4
Sony Group Corp.	2.4
Bharti Airtel, Ltd.	2.3
Li Ning Company, Ltd.	2.1
London Stock Exchange Group PLC	2.0
Airbus SE	2.0
TOTAL	27.8
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

TOP 10 COUNTRIES AS OF 9/30/2022 (% of net assets)
China	15.4
France	13.9
United Kingdom	12.2
Switzerland	8.0
Canada	7.6
Japan	6.3
India	6.1
Taiwan	4.5
Ireland	4.4
Australia	2.6
TOTAL	81.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$754.30	$5.67	1.29%
	Hypothetical example	1,000.00	1,018.60	6.53	1.29%
Class C	Actual expenses/actual returns	1,000.00	751.60	8.74	1.99%
	Hypothetical example	1,000.00	1,015.10	10.05	1.99%
Class I	Actual expenses/actual returns	1,000.00	755.40	4.36	0.99%
	Hypothetical example	1,000.00	1,020.10	5.01	0.99%
Class R2	Actual expenses/actual returns	1,000.00	753.70	6.02	1.37%
	Hypothetical example	1,000.00	1,018.20	6.93	1.37%
Class R4	Actual expenses/actual returns	1,000.00	754.30	4.97	1.13%
	Hypothetical example	1,000.00	1,019.40	5.72	1.13%
Class R6	Actual expenses/actual returns	1,000.00	755.40	3.87	0.88%
	Hypothetical example	1,000.00	1,020.70	4.46	0.88%
Class 1	Actual expenses/actual returns	1,000.00	755.30	4.05	0.92%
	Hypothetical example	1,000.00	1,020.50	4.66	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	755.70	3.83	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 98.0%		$7,610,846,964
(Cost $8,574,711,635)
Australia 2.6%		199,852,296
Aristocrat Leisure, Ltd.	5,416,556	114,217,091
Goodman Group	8,472,990	85,635,205
Belgium 1.1%		86,696,956
UCB SA	1,249,279	86,696,956
Brazil 0.9%		70,898,913
Telefonica Brasil SA, ADR (A)	9,428,047	70,898,913
Canada 7.6%		592,410,139
ARC Resources, Ltd.	9,425,165	113,196,140
Brookfield Asset Management, Inc., Class A	3,297,134	134,883,297
Constellation Software, Inc.	69,918	97,287,935
Dollarama, Inc.	2,069,801	118,822,325
Royal Bank of Canada	1,424,116	128,220,442
China 15.4%		1,197,073,880
Baidu, Inc., ADR (B)	675,621	79,378,711
East Money Information Company, Ltd., Class A	39,995,962	98,915,371
ENN Energy Holdings, Ltd.	8,346,499	111,285,386
Focus Media Information Technology Company, Ltd., Class A	116,108,102	90,117,146
H World Group, Ltd., ADR	2,529,445	84,837,585
KE Holdings, Inc., ADR (B)	7,441,237	130,370,472
Li Ning Company, Ltd.	22,061,196	167,397,789
Tencent Holdings, Ltd.	8,590,569	290,157,799
ZTO Express Cayman, Inc., ADR	6,018,045	144,613,621
France 13.9%		1,080,901,164
Airbus SE	1,766,761	152,294,884
AXA SA	3,722,993	81,283,488
Bureau Veritas SA	3,732,678	83,527,839
Capgemini SE	812,651	130,105,374
Edenred	2,615,479	120,496,628
Publicis Groupe SA	1,855,332	87,910,290
Safran SA	1,447,003	131,661,949
Thales SA	818,555	90,199,490
Vinci SA	1,384,625	111,961,424
Worldline SA (B)(C)	2,313,940	91,459,798
Germany 2.4%		187,379,147
Brenntag SE	1,711,248	103,447,958
Rheinmetall AG	545,125	83,931,189
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

	Shares	Value
Hong Kong 1.7%		$135,067,224
CK Asset Holdings, Ltd.	22,498,500	135,067,224
India 6.1%		476,437,207
Axis Bank, Ltd.	11,523,242	103,427,861
Bharti Airtel, Ltd.	18,580,095	181,774,793
Bharti Airtel, Ltd., Partly Paid Up Shares	1,078,696	5,313,449
ITC, Ltd.	45,745,664	185,921,104
Indonesia 2.5%		191,253,649
Bank Rakyat Indonesia Persero Tbk PT	346,341,100	101,364,572
Telkom Indonesia Persero Tbk PT	308,424,500	89,889,077
Ireland 4.4%		342,282,628
Accenture PLC, Class A	376,769	96,942,664
AerCap Holdings NV (B)	2,210,824	93,584,180
ICON PLC (B)	825,747	151,755,784
Japan 6.3%		486,015,563
Astellas Pharma, Inc.	6,871,300	91,026,158
Isuzu Motors, Ltd.	7,067,495	78,148,419
KDDI Corp.	4,593,500	134,296,830
Sony Group Corp.	2,833,900	182,544,156
Netherlands 1.2%		96,130,054
NXP Semiconductors NV	651,685	96,130,054
Portugal 1.7%		133,586,241
Jeronimo Martins SGPS SA	7,173,051	133,586,241
Singapore 1.2%		96,217,653
United Overseas Bank, Ltd.	5,312,200	96,217,653
Spain 1.2%		94,110,614
Industria de Diseno Textil SA	4,560,383	94,110,614
Sweden 1.0%		74,233,601
Volvo AB, B Shares	5,245,831	74,233,601
Switzerland 8.0%		617,346,536
Glencore PLC	23,046,898	121,111,300
Novartis AG	1,697,733	129,430,055
Roche Holding AG	852,318	277,457,442
UBS Group AG	6,158,530	89,347,739
Taiwan 4.5%		345,230,075
Taiwan Semiconductor Manufacturing Company, Ltd.	26,044,501	345,230,075
United Kingdom 12.2%		946,791,135
Allfunds Group PLC	8,830,331	64,533,099
Anglo American PLC	3,421,762	102,740,757
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	1,949,688	$214,327,227
BAE Systems PLC	9,688,924	85,130,610
British American Tobacco PLC	4,144,558	148,612,963
CNH Industrial NV	8,095,451	90,606,013
Intermediate Capital Group PLC	490,436	5,290,559
London Stock Exchange Group PLC	1,879,438	158,715,764
Standard Chartered PLC	12,284,564	76,834,143
United States 2.1%		160,932,289
Aon PLC, Class A	302,001	80,897,008

Schlumberger NV	2,229,395	80,035,281
Preferred securities 1.2%		$97,018,808
(Cost $96,901,122)
Brazil 1.2%		97,018,808
Banco Bradesco SA	26,378,700	97,018,808

	Yield (%)	Shares	Value
Short-term investments 0.6%			$42,248,946
(Cost $42,250,276)
Short-term funds 0.2%			11,948,946
John Hancock Collateral Trust (D)	3.0556(E)	1,195,851	11,948,946

	Par value^	Value
Repurchase agreement 0.4%		30,300,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-22 at 3.050% to be repurchased at $10,302,618 on 10-3-22, collateralized by $10,817,111 Government National Mortgage Association, 4.500% due 7-20-52 (valued at $10,506,000)	10,300,000	10,300,000
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-22 at 2.980% to be repurchased at $20,004,967 on 10-3-22, collateralized by $23,075,600 U.S. Treasury Notes, 1.125% due 2-28-27 (valued at $20,400,061)	20,000,000	20,000,000

Total investments (Cost $8,713,863,033) 99.8%	$7,750,114,718
Other assets and liabilities, net 0.2%	17,130,215
Total net assets 100.0%	$7,767,244,933

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-22.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $8,814,864,794. Net unrealized depreciation aggregated to $1,064,750,076, of which $521,061,229 related to gross unrealized appreciation and $1,585,811,305 related to gross unrealized depreciation.
10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $8,701,912,757) including $11,415,750 of securities loaned	$7,738,165,772
Affiliated investments, at value (Cost $11,950,276)	11,948,946
Total investments, at value (Cost $8,713,863,033)	7,750,114,718
Cash	11,818,057
Foreign currency, at value (Cost $4,393,818)	4,395,341
Dividends and interest receivable	40,481,420
Receivable for fund shares sold	11,766,376
Receivable for investments sold	11,833,019
Receivable for securities lending income	26,348
Other assets	403,019
Total assets	7,830,838,298
Liabilities
Foreign capital gains tax payable	10,156,361
Payable for investments purchased	9,434,607
Payable for fund shares repurchased	29,152,216
Payable upon return of securities loaned	12,033,630
Payable to affiliates
Accounting and legal services fees	305,227
Transfer agent fees	549,621
Distribution and service fees	6,920
Trustees’ fees	8,502
Other liabilities and accrued expenses	1,946,281
Total liabilities	63,593,365
Net assets	$7,767,244,933
Net assets consist of
Paid-in capital	$8,868,613,430
Total distributable earnings (loss)	(1,101,368,497)
Net assets	$7,767,244,933

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	11

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($466,303,863 ÷ 20,619,343 shares)[1]	$22.61
Class C ($106,360,097 ÷ 4,895,711 shares)[1]	$21.73
Class I ($4,732,097,249 ÷ 208,215,182 shares)	$22.73
Class R2 ($29,792,191 ÷ 1,317,496 shares)	$22.61
Class R4 ($6,057,460 ÷ 266,945 shares)	$22.69
Class R6 ($1,696,214,972 ÷ 74,510,406 shares)	$22.76
Class 1 ($51,315,366 ÷ 2,258,455 shares)	$22.72
Class NAV ($679,103,735 ÷ 29,879,759 shares)	$22.73
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.80

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$166,929,678
Interest	393,407
Securities lending	629,809
Less foreign taxes withheld	(16,746,337)
Total investment income	151,206,557
Expenses
Investment management fees	38,855,355
Distribution and service fees	1,654,782
Accounting and legal services fees	630,982
Transfer agent fees	3,988,054
Trustees’ fees	98,281
Custodian fees	1,940,754
State registration fees	142,076
Printing and postage	253,305
Professional fees	191,990
Other	227,781
Total expenses	47,983,360
Less expense reductions	(375,573)
Net expenses	47,607,787
Net investment income	103,598,770
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(619,847,024)
Affiliated investments	(83,354)
(619,930,378)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(2,152,579,884)
Affiliated investments	(1,330)
(2,152,581,214)
Net realized and unrealized loss	(2,772,511,592)
Decrease in net assets from operations	$(2,668,912,822)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$103,598,770	$88,490,459
Net realized gain (loss)	(619,930,378)	1,456,088,023
Change in net unrealized appreciation (depreciation)	(2,152,581,214)	(2,602,084,283)
Decrease in net assets resulting from operations	(2,668,912,822)	(1,057,505,801)
Distributions to shareholders
From earnings
Class A	—	(98,141,315)
Class C	—	(27,915,106)
Class I	—	(1,189,339,940)
Class R2	—	(6,056,297)
Class R4	—	(6,621,487)
Class R6	—	(365,182,359)
Class 1	—	(11,223,078)
Class NAV	—	(132,920,326)
Total distributions	—	(1,837,399,908)
From fund share transactions	(1,084,601,254)	1,666,677,236
Total decrease	(3,753,514,076)	(1,228,228,473)
Net assets
Beginning of period	11,520,759,009	12,748,987,482
End of period	$7,767,244,933	$11,520,759,009
14	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$29.99	$37.88	$24.58	$26.79	$28.52	$28.43	$21.69
Net investment income (loss)[3]	0.24[4]	0.14	(0.04)	0.13	0.19	0.02	0.11
Net realized and unrealized gain (loss) on investments	(7.62)	(2.80)	13.34	(2.22)	(1.31)	0.07	6.69
Total from investment operations	(7.38)	(2.66)	13.30	(2.09)	(1.12)	0.09	6.80
Less distributions
From net investment income	—	(0.17)	—	(0.12)	(0.15)	—	(0.06)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.23)	—	(0.12)	(0.61)	—	(0.06)
Net asset value, end of period	$22.61	$29.99	$37.88	$24.58	$26.79	$28.52	$28.43
Total return (%)[5,6]	(24.57)[7]	(8.46)	54.11	(7.87)	(3.69)	0.32[7]	31.38
Ratios and supplemental data
Net assets, end of period (in millions)	$466	$642	$670	$456	$609	$827	$803
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[8]	1.29	1.29	1.30	1.28	1.29[8]	1.29
Expenses including reductions	1.29[8]	1.28	1.28	1.29	1.28	1.28[8]	1.28
Net investment income (loss)	1.85[4,8]	0.37	(0.14)	0.45	0.72	0.69[8]	0.41
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	15

CLASS C SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$28.91	$36.78	$24.03	$26.27	$28.00	$27.93	$21.40
Net investment income (loss)[3]	0.15[4]	(0.12)	(0.26)	(0.06)	—[5]	—[5]	(0.09)
Net realized and unrealized gain (loss) on investments	(7.33)	(2.69)	13.01	(2.18)	(1.27)	0.07	6.62
Total from investment operations	(7.18)	(2.81)	12.75	(2.24)	(1.27)	0.07	6.53
Less distributions
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.06)	—	—	(0.46)	—	—
Net asset value, end of period	$21.73	$28.91	$36.78	$24.03	$26.27	$28.00	$27.93
Total return (%)[6,7]	(24.84)[8]	(9.10)	53.06	(8.53)	(4.37)	0.25[8]	30.51
Ratios and supplemental data
Net assets, end of period (in millions)	$106	$171	$224	$181	$263	$349	$333
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[9]	1.99	1.99	2.00	1.98	1.99[9]	1.99
Expenses including reductions	1.99[9]	1.98	1.98	1.99	1.98	1.98[9]	1.98
Net investment income (loss)	1.18[4,9]	(0.32)	(0.81)	(0.24)	(0.01)	(0.01)[9]	(0.33)
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
16	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.09	$38.00	$24.63	$26.84	$28.59	$28.49	$21.72
Net investment income[3]	0.29[4]	0.25	0.05	0.21	0.24	0.02	0.18
Net realized and unrealized gain (loss) on investments	(7.65)	(2.81)	13.40	(2.22)	(1.30)	0.08	6.72
Total from investment operations	(7.36)	(2.56)	13.45	(2.01)	(1.06)	0.10	6.90
Less distributions
From net investment income	—	(0.29)	(0.08)	(0.20)	(0.23)	—	(0.13)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.35)	(0.08)	(0.20)	(0.69)	—	(0.13)
Net asset value, end of period	$22.73	$30.09	$38.00	$24.63	$26.84	$28.59	$28.49
Total return (%)[5]	(24.46)[6]	(8.19)	54.62	(7.61)	(3.45)	0.35[6]	31.82
Ratios and supplemental data
Net assets, end of period (in millions)	$4,732	$7,376	$8,176	$4,677	$5,576	$5,631	$5,424
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[7]	0.99	0.99	1.00	1.00	1.00[7]	0.99
Expenses including reductions	0.99[7]	0.98	0.98	0.99	0.99	0.99[7]	0.98
Net investment income	2.17[4,7]	0.66	0.14	0.74	0.89	0.98[7]	0.70
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	17

CLASS R2 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.00	$37.89	$24.60	$26.82	$28.55	$28.45	$21.71
Net investment income (loss)[3]	0.23[4]	0.11	(0.08)	0.12	0.15	0.02	0.13
Net realized and unrealized gain (loss) on investments	(7.62)	(2.81)	13.37	(2.25)	(1.30)	0.08	6.65
Total from investment operations	(7.39)	(2.70)	13.29	(2.13)	(1.15)	0.10	6.78
Less distributions
From net investment income	—	(0.13)	—	(0.09)	(0.12)	—	(0.04)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.19)	—	(0.09)	(0.58)	—	(0.04)
Net asset value, end of period	$22.61	$30.00	$37.89	$24.60	$26.82	$28.55	$28.45
Total return (%)[5]	(24.63)[6]	(8.55)	54.02	(7.98)	(3.81)	0.35[6]	31.23
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$38	$50	$30	$43	$43	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[7]	1.38	1.38	1.39	1.38	1.32[7]	1.40
Expenses including reductions	1.37[7]	1.37	1.37	1.38	1.37	1.31[7]	1.39
Net investment income (loss)	1.74[4,7]	0.29	(0.23)	0.41	0.54	0.71[7]	0.49
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.08	$37.98	$24.62	$26.84	$28.57	$28.48	$21.72
Net investment income (loss)[3]	0.32[4]	0.20	(0.05)	0.16	0.22	0.02	0.17
Net realized and unrealized gain (loss) on investments	(7.71)	(2.81)	13.46	(2.22)	(1.30)	0.07	6.69
Total from investment operations	(7.39)	(2.61)	13.41	(2.06)	(1.08)	0.09	6.86
Less distributions
From net investment income	—	(0.23)	(0.05)	(0.16)	(0.19)	—	(0.10)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.29)	(0.05)	(0.16)	(0.65)	—	(0.10)
Net asset value, end of period	$22.69	$30.08	$37.98	$24.62	$26.84	$28.57	$28.48
Total return (%)[5]	(24.57)[6]	(8.31)	54.46	(7.77)	(3.53)	0.32[6]	31.60
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$45	$49	$7	$8	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[7]	1.22	1.21	1.24	1.24	1.25[7]	1.24
Expenses including reductions	1.13[7]	1.11	1.10	1.13	1.13	1.14[7]	1.13
Net investment income (loss)	2.30[4,7]	0.54	(0.13)	0.58	0.80	0.83[7]	0.64
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	19

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.13	$38.04	$24.65	$26.86	$28.61	$28.50	$21.73
Net investment income[3]	0.30[4]	0.29	0.08	0.24	0.27	0.03	0.05
Net realized and unrealized gain (loss) on investments	(7.67)	(2.81)	13.42	(2.22)	(1.30)	0.08	6.88
Total from investment operations	(7.37)	(2.52)	13.50	(1.98)	(1.03)	0.11	6.93
Less distributions
From net investment income	—	(0.33)	(0.11)	(0.23)	(0.26)	—	(0.16)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.39)	(0.11)	(0.23)	(0.72)	—	(0.16)
Net asset value, end of period	$22.76	$30.13	$38.04	$24.65	$26.86	$28.61	$28.50
Total return (%)[5]	(24.46)[6]	(8.09)	54.79	(7.52)	(3.32)	0.39[6]	31.91
Ratios and supplemental data
Net assets, end of period (in millions)	$1,696	$2,333	$2,441	$1,434	$1,836	$1,795	$1,702
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.88	0.88	0.89	0.89	0.89[7]	0.90
Expenses including reductions	0.88[7]	0.87	0.88	0.88	0.88	0.88[7]	0.89
Net investment income	2.24[4,7]	0.78	0.25	0.85	1.01	1.09[7]	0.16
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
20	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.08	$37.98	$24.62	$26.83	$28.57	$28.47	$21.71
Net investment income[3]	0.29[4]	0.28	0.08	0.23	0.28	0.03	0.21
Net realized and unrealized gain (loss) on investments	(7.65)	(2.80)	13.38	(2.22)	(1.30)	0.07	6.70
Total from investment operations	(7.36)	(2.52)	13.46	(1.99)	(1.02)	0.10	6.91
Less distributions
From net investment income	—	(0.32)	(0.10)	(0.22)	(0.26)	—	(0.15)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.38)	(0.10)	(0.22)	(0.72)	—	(0.15)
Net asset value, end of period	$22.72	$30.08	$37.98	$24.62	$26.83	$28.57	$28.47
Total return (%)[5]	(24.47)[6]	(8.10)	54.68	(7.55)	(3.32)	0.35[6]	31.86
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$71	$83	$59	$78	$93	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[7]	0.92	0.92	0.93	0.92	0.92[7]	0.93
Expenses including reductions	0.92[7]	0.91	0.91	0.92	0.92	0.92[7]	0.92
Net investment income	2.20[4,7]	0.74	0.23	0.82	1.05	1.06[7]	0.79
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	21

CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]	2-28-18
Per share operating performance
Net asset value, beginning of period	$30.08	$37.99	$24.62	$26.82	$28.57	$28.47	$21.71
Net investment income[3]	0.30[4]	0.30	0.10	0.24	0.29	0.03	0.23
Net realized and unrealized gain (loss) on investments	(7.65)	(2.81)	13.38	(2.21)	(1.31)	0.07	6.69
Total from investment operations	(7.35)	(2.51)	13.48	(1.97)	(1.02)	0.10	6.92
Less distributions
From net investment income	—	(0.34)	(0.11)	(0.23)	(0.27)	—	(0.16)
From net realized gain	—	(5.06)	—	—	(0.46)	—	—
Total distributions	—	(5.40)	(0.11)	(0.23)	(0.73)	—	(0.16)
Net asset value, end of period	$22.73	$30.08	$37.99	$24.62	$26.82	$28.57	$28.47
Total return (%)[5]	(24.43)[6]	(8.08)	54.78	(7.51)	(3.27)	0.35[6]	31.91
Ratios and supplemental data
Net assets, end of period (in millions)	$679	$844	$1,057	$854	$1,028	$1,136	$1,151
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[7]	0.87	0.87	0.88	0.87	0.87[7]	0.88
Expenses including reductions	0.87[7]	0.86	0.86	0.87	0.87	0.87[7]	0.87
Net investment income	2.23[4,7]	0.80	0.30	0.87	1.06	1.10[7]	0.89
Portfolio turnover (%)	39	78	78	80	98	4	65

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
22	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Effective August 1, 2022, all classes of shares offered by the fund are reopened to new investors.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	23

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$199,852,296	—	$199,852,296	—
Belgium	86,696,956	—	86,696,956	—
Brazil	70,898,913	$70,898,913	—	—
Canada	592,410,139	592,410,139	—	—
China	1,197,073,880	439,200,389	757,873,491	—
France	1,080,901,164	—	1,080,901,164	—
Germany	187,379,147	—	187,379,147	—
Hong Kong	135,067,224	—	135,067,224	—
India	476,437,207	—	476,437,207	—
Indonesia	191,253,649	—	191,253,649	—
Ireland	342,282,628	342,282,628	—	—
Japan	486,015,563	—	486,015,563	—
Netherlands	96,130,054	96,130,054	—	—
Portugal	133,586,241	—	133,586,241	—
Singapore	96,217,653	—	96,217,653	—
24	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Spain	$94,110,614	—	$94,110,614	—
Sweden	74,233,601	—	74,233,601	—
Switzerland	617,346,536	—	617,346,536	—
Taiwan	345,230,075	—	345,230,075	—
United Kingdom	946,791,135	—	946,791,135	—
United States	160,932,289	$160,932,289	—	—
Preferred securities	97,018,808	97,018,808	—	—
Short-term investments	42,248,946	11,948,946	30,300,000	—
Total investments in securities	$7,750,114,718	$1,810,822,166	$5,939,292,552	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	25

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2022, the fund loaned securities valued at $11,415,750 and received $12,033,630 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated
26	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $18,912.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, investment in passive foreign investment companies, foreign capital gains tax and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	27

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,373
Class C	5,324
Class I	231,701
Class R2	1,317
Class R4	530
Class	Expense reduction
Class R6	$76,855
Class 1	2,354
Class NAV	29,312
Total	$368,766

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
28	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $6,807 for Class R4 shares for the six months ended September 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $97,267 for the six months ended September 30, 2022. Of this amount, $16,656 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $80,611 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, CDSCs received by the Distributor amounted to $3,928 and $1,390 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$836,585	$321,879
Class C	694,263	80,207
Class I	—	3,488,661
Class R2	84,753	1,628
Class R4	23,818	644
Class R6	—	95,035
Class 1	15,363	—
Total	$1,654,782	$3,988,054
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	29

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$13,333,333	15	1.390%	($7,724)
Lender	$35,000,000	1	1.890%	$1,838
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,980,709	$52,173,422	5,253,683	$196,670,262
Distributions reinvested	—	—	2,823,464	94,529,556
Repurchased	(2,783,182)	(72,964,158)	(4,340,985)	(158,090,271)
Net increase (decrease)	(802,473)	$(20,790,736)	3,736,162	$133,109,547
Class C shares
Sold	47,439	$1,220,346	292,252	$10,738,054
Distributions reinvested	—	—	811,423	26,241,424
Repurchased	(1,056,393)	(26,572,077)	(1,288,020)	(45,807,208)
Net decrease	(1,008,954)	$(25,351,731)	(184,345)	$(8,827,730)
Class I shares
Sold	27,859,383	$738,057,836	64,526,823	$2,362,927,312
Distributions reinvested	—	—	30,801,555	1,033,700,185
Repurchased	(64,744,123)	(1,705,238,813)	(65,386,239)	(2,317,490,127)
Net increase (decrease)	(36,884,740)	$(967,180,977)	29,942,139	$1,079,137,370
Class R2 shares
Sold	140,536	$3,760,048	204,886	$7,553,105
Distributions reinvested	—	—	165,508	5,544,525
Repurchased	(101,913)	(2,656,063)	(410,303)	(15,409,480)
Net increase (decrease)	38,623	$1,103,985	(39,909)	$(2,311,850)
30	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	33,578	$912,755	199,618	$7,093,777
Distributions reinvested	—	—	197,303	6,621,487
Repurchased	(1,257,834)	(35,072,602)	(184,528)	(6,905,659)
Net increase (decrease)	(1,224,256)	$(34,159,847)	212,393	$6,809,605
Class R6 shares
Sold	7,855,357	$207,179,295	17,830,567	$657,899,168
Distributions reinvested	—	—	10,788,979	362,401,816
Repurchased	(10,800,905)	(289,594,590)	(15,345,428)	(551,328,996)
Net increase (decrease)	(2,945,548)	$(82,415,295)	13,274,118	$468,971,988
Class 1 shares
Sold	85,109	$2,222,962	204,864	$7,854,829
Distributions reinvested	—	—	334,618	11,223,078
Repurchased	(193,563)	(5,128,190)	(344,923)	(12,992,669)
Net increase (decrease)	(108,454)	$(2,905,228)	194,559	$6,085,238
Class NAV shares
Sold	2,014,835	$52,538,999	1,185,055	$41,937,327
Distributions reinvested	—	—	3,963,039	132,920,326
Repurchased	(201,758)	(5,440,424)	(4,907,059)	(191,154,585)
Net increase (decrease)	1,813,077	$47,098,575	241,035	$(16,296,932)
Total net increase (decrease)	(41,122,725)	$(1,084,601,254)	47,376,152	$1,666,677,236
Affiliates of the fund owned 100% and 77% of shares of Class 1 and Class NAV, respectively, on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,708,588,428 and $4,427,871,990, respectively, for the six months ended September 30, 2022.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2022, funds within the John Hancock group of funds complex held 6.7% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
SEMIANNUAL REPORT | JOHN HANCOCK International Growth Fund	31

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,195,851	—	$993,562,797	$(981,529,167)	$(83,354)	$(1,330)	$629,809	—	$11,948,946

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
32	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,409,775,493.514	15,295,731.365
Frances G. Rathke	1,409,882,732.809	15,188,492.070
Noni L. Ellison	1,411,065,236.157	14,005,988.722
Dean Garfield	1,409,601,084.314	15,470,140.565
Patricia Lizarraga	1,410,809,328.457	14,261,896.422

Non-Independent Trustees
Andrew G. Arnott	1,410,004,927.170	15,066,297.709
Marianne Harrison	1,410,636,974.305	14,434,250.574
Paul Lorentz	1,409,775,645.079	15,295,579.800
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	33

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
34	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

 Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	35

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods.  The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the
36	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor.  The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	37

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
38	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	39

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
John A. Boselli, CFA
Alvaro Llavero
Zhaohuan (Terry) Tian, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2459792	87SA 9/22
11/2022

Semiannual report
John Hancock
U.S. Growth Fund
U.S. equity
September 30, 2022

A message to shareholders
Dear shareholder,
U.S. stocks fell sharply during the six months ended September 30, 2022, pressured by decades-high inflation, rising interest rates, and mounting geopolitical tensions. The U.S. Federal Reserve’s aggressive efforts to tame inflation—which included sizable increases in its target overnight lending rate in June, July, and September—exacerbated recession fears, weighing on equity returns. The Russian invasion of Ukraine and ongoing supply chain bottlenecks made worse by China’s strict lockdown further worried investors.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
19	Notes to financial statements
26	Shareholder meeting
27	Evaluation of advisory and subadvisory agreements by the Board of Trustees
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Microsoft Corp.	11.4
Apple, Inc.	10.7
Amazon.com, Inc.	6.9
Alphabet, Inc., Class A	6.6
UnitedHealth Group, Inc.	4.0
Visa, Inc., Class A	3.2
Mastercard, Inc., Class A	2.7
Eli Lilly & Company	2.4
Accenture PLC, Class A	2.0
Vertex Pharmaceuticals, Inc.	1.8
TOTAL	51.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$790.30	$4.40	0.98%
	Hypothetical example	1,000.00	1,020.20	4.96	0.98%
Class C	Actual expenses/actual returns	1,000.00	787.10	7.75	1.73%
	Hypothetical example	1,000.00	1,016.40	8.74	1.73%
Class I	Actual expenses/actual returns	1,000.00	791.40	3.28	0.73%
	Hypothetical example	1,000.00	1,021.40	3.70	0.73%
Class R2	Actual expenses/actual returns	1,000.00	789.70	4.94	1.10%
	Hypothetical example	1,000.00	1,019.60	5.57	1.10%
Class R4	Actual expenses/actual returns	1,000.00	790.70	3.95	0.88%
	Hypothetical example	1,000.00	1,020.70	4.46	0.88%
Class R6	Actual expenses/actual returns	1,000.00	791.90	2.79	0.62%
	Hypothetical example	1,000.00	1,022.00	3.14	0.62%
Class NAV	Actual expenses/actual returns	1,000.00	791.50	2.74	0.61%
	Hypothetical example	1,000.00	1,022.00	3.09	0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	5

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 99.9%		$930,874,036
(Cost $757,204,822)
Communication services 10.1%		93,894,323
Entertainment 1.2%
Electronic Arts, Inc.	95,192	11,014,666
Interactive media and services 7.8%
Alphabet, Inc., Class A (A)	646,990	61,884,594
ZoomInfo Technologies, Inc. (A)	262,308	10,927,751
Wireless telecommunication services 1.1%
T-Mobile US, Inc. (A)	75,034	10,067,312
Consumer discretionary 12.4%		115,431,268
Diversified consumer services 1.3%
H&R Block, Inc.	272,563	11,594,830
Internet and direct marketing retail 6.9%
Amazon.com, Inc. (A)	571,024	64,525,712
Specialty retail 4.2%
Lowe’s Companies, Inc.	81,776	15,358,351
The TJX Companies, Inc.	216,252	13,433,574
Ulta Beauty, Inc. (A)	26,219	10,518,801
Consumer staples 0.9%		8,568,126
Tobacco 0.9%
Philip Morris International, Inc.	103,218	8,568,126
Energy 2.0%		18,786,955
Energy equipment and services 1.0%
Schlumberger NV	254,578	9,139,350
Oil, gas and consumable fuels 1.0%
Coterra Energy, Inc.	369,357	9,647,605
Financials 12.2%		113,604,515
Capital markets 6.0%
Ares Management Corp., Class A	199,597	12,365,034
LPL Financial Holdings, Inc.	77,309	16,890,470
Raymond James Financial, Inc.	125,091	12,361,493
The Charles Schwab Corp.	196,409	14,115,915
Consumer finance 1.0%
American Express Company	66,284	8,942,374
Insurance 5.2%
Aon PLC, Class A	47,621	12,756,237
Arch Capital Group, Ltd. (A)	275,792	12,559,568
Arthur J. Gallagher & Company	64,614	11,063,209
6	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Progressive Corp.	107,996	$12,550,215
Health care 13.1%		122,358,253
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc. (A)	58,990	17,079,965
Health care providers and services 8.9%
Elevance Health, Inc.	32,790	14,894,530
Humana, Inc.	33,080	16,050,085
McKesson Corp.	42,340	14,390,096
UnitedHealth Group, Inc.	74,524	37,637,601
Pharmaceuticals 2.4%
Eli Lilly & Company	68,984	22,305,976
Industrials 2.2%		20,370,228
Building products 1.0%
Builders FirstSource, Inc. (A)	157,345	9,270,767
Construction and engineering 1.2%
WillScot Mobile Mini Holdings Corp. (A)	275,216	11,099,461
Information technology 42.8%		398,630,438
Electronic equipment, instruments and components 1.1%
CDW Corp.	66,559	10,388,529
IT services 14.1%
Accenture PLC, Class A	71,086	18,290,428
ExlService Holdings, Inc. (A)	61,512	9,064,408
FleetCor Technologies, Inc. (A)	53,986	9,510,714
Gartner, Inc. (A)	60,139	16,639,860
Global Payments, Inc.	104,687	11,311,430
GoDaddy, Inc., Class A (A)	154,446	10,947,132
Mastercard, Inc., Class A	89,079	25,328,723
Visa, Inc., Class A	170,017	30,203,520
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	74,372	10,362,994
Qualcomm, Inc.	127,344	14,387,325
Software 13.2%
Microsoft Corp.	457,424	106,534,049
Palo Alto Networks, Inc. (A)	102,240	16,745,890
Technology hardware, storage and peripherals 11.7%
Apple, Inc.	719,695	99,461,849
NetApp, Inc.	152,847	9,453,587
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	7

	Shares	Value
Real estate 4.2%		$39,229,930
Equity real estate investment trusts 4.2%
Brixmor Property Group, Inc.	658,705	12,166,281
Gaming and Leisure Properties, Inc.	211,065	9,337,516
Life Storage, Inc.	80,843	8,954,171
Welltower, Inc.	136,380	8,771,962

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,455,188
(Cost $1,455,188)
Short-term funds 0.2%			1,455,188
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(B)	1,455,188	1,455,188

Total investments (Cost $758,660,010) 100.1%	$932,329,224
Other assets and liabilities, net (0.1%)	(1,043,609)
Total net assets 100.0%	$931,285,615

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $762,257,150. Net unrealized appreciation aggregated to $170,072,074, of which $232,974,838 related to gross unrealized appreciation and $62,902,764 related to gross unrealized depreciation.
8	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $758,660,010)	$932,329,224
Dividends and interest receivable	354,360
Receivable for fund shares sold	333,933
Other assets	103,395
Total assets	933,120,912
Liabilities
Payable for investments purchased	9,758
Payable for fund shares repurchased	1,519,802
Payable to affiliates
Accounting and legal services fees	35,523
Transfer agent fees	78,024
Distribution and service fees	268
Trustees’ fees	536
Other liabilities and accrued expenses	191,386
Total liabilities	1,835,297
Net assets	$931,285,615
Net assets consist of
Paid-in capital	$670,044,323
Total distributable earnings (loss)	261,241,292
Net assets	$931,285,615

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($507,088,223 ÷ 27,907,107 shares)[1]	$18.17
Class C ($21,208,825 ÷ 1,233,759 shares)[1]	$17.19
Class I ($248,295,300 ÷ 13,439,277 shares)	$18.48
Class R2 ($1,179,907 ÷ 64,517 shares)	$18.29
Class R4 ($13,614 ÷ 737 shares)	$18.47
Class R6 ($112,942,459 ÷ 6,082,879 shares)	$18.57
Class NAV ($40,557,287 ÷ 2,185,045 shares)	$18.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	9

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$5,270,016
Interest	33,244
Less foreign taxes withheld	(8,424)
Total investment income	5,294,836
Expenses
Investment management fees	2,989,798
Distribution and service fees	854,567
Accounting and legal services fees	71,167
Transfer agent fees	523,713
Trustees’ fees	11,078
Custodian fees	63,924
State registration fees	70,266
Printing and postage	36,579
Professional fees	42,204
Other	30,929
Total expenses	4,694,225
Less expense reductions	(41,094)
Net expenses	4,653,131
Net investment income	641,705
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,596,596)
(3,596,596)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(252,216,899)
(252,216,899)
Net realized and unrealized loss	(255,813,495)
Decrease in net assets from operations	$(255,171,790)
10	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$641,705	$(3,971,566)
Net realized gain (loss)	(3,596,596)	158,059,282
Change in net unrealized appreciation (depreciation)	(252,216,899)	(19,833,844)
Increase (decrease) in net assets resulting from operations	(255,171,790)	134,253,872
Distributions to shareholders
From earnings
Class A	—	(94,881,817)
Class C	—	(4,787,408)
Class I	—	(53,794,432)
Class R2	—	(211,758)
Class R4	—	(570)
Class R6	—	(20,223,435)
Class NAV	—	(7,440,684)
Total distributions	—	(181,340,104)
From fund share transactions	(59,696,112)	(4,662,273)
Total decrease	(314,867,902)	(51,748,505)
Net assets
Beginning of period	1,246,153,517	1,297,902,022
End of period	$931,285,615	$1,246,153,517
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	11

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$22.99	$23.96	$16.24	$16.23	$17.94	$16.89
Net investment income (loss)[2]	—[3]	(0.10)	(0.07)	0.01	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(4.82)	2.75	8.40	—[3]	2.22	3.62
Total from investment operations	(4.82)	2.65	8.33	0.01	2.21	3.63
Less distributions
From net investment income	—	—	—	—	(0.03)	(0.03)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.61)	—	(3.92)	(2.58)
Net asset value, end of period	$18.17	$22.99	$23.96	$16.24	$16.23	$17.94
Total return (%)[4,5]	(20.97)[6]	10.06	51.37	0.06	12.22	21.91
Ratios and supplemental data
Net assets, end of period (in millions)	$507	$670	$653	$458	$404	$379
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	0.96	1.01	1.01	1.10	1.10
Expenses including reductions	0.98[7]	0.96	1.00	1.00	1.09	1.09
Net investment income (loss)	0.01[7]	(0.40)	(0.31)	0.03	(0.07)	0.03
Portfolio turnover (%)	47	91	101	91[8]	88[9]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
12	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$21.84	$23.08	$15.77	$15.88	$17.71	$16.80
Net investment loss[2]	(0.07)	(0.28)	(0.23)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.58)	2.66	8.15	0.01	2.20	3.59
Total from investment operations	(4.65)	2.38	7.92	(0.11)	2.06	3.46
Less distributions
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Net asset value, end of period	$17.19	$21.84	$23.08	$15.77	$15.88	$17.71
Total return (%)[3,4]	(21.29)[5]	9.25	50.29	(0.69)	11.44	20.95
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$30	$35	$23	$12	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[6]	1.71	1.76	1.76	1.85	1.85
Expenses including reductions	1.73[6]	1.71	1.75	1.75	1.84	1.84
Net investment loss	(0.74)[6]	(1.15)	(1.07)	(0.72)	(0.85)	(0.72)
Portfolio turnover (%)	47	91	101	91[7]	88[8]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	13

CLASS I SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.35	$24.23	$16.38	$16.36	$18.05	$16.98
Net investment income (loss)[2]	0.03	(0.04)	(0.01)	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	(4.90)	2.78	8.49	(0.01)	2.23	3.64
Total from investment operations	(4.87)	2.74	8.48	0.04	2.27	3.70
Less distributions
From net investment income	—	—	(0.02)	(0.02)	(0.07)	(0.08)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.63)	(0.02)	(3.96)	(2.63)
Net asset value, end of period	$18.48	$23.35	$24.23	$16.38	$16.36	$18.05
Total return (%)[3]	(20.86)[4]	10.33	51.84	0.26	12.55	22.12
Ratios and supplemental data
Net assets, end of period (in millions)	$248	$347	$408	$321	$115	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.71	0.76	0.76	0.87	0.84
Expenses including reductions	0.73[5]	0.71	0.75	0.75	0.86	0.83
Net investment income (loss)	0.26[5]	(0.16)	(0.06)	0.28	0.25	0.31
Portfolio turnover (%)	47	91	101	91[6]	88[7]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions and merger activity.
[7]	Excludes in-kind transactions.
14	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.16	$24.15	$16.38	$16.40	$18.08	$17.02
Net investment loss[2]	(0.01)	(0.14)	(0.10)	(0.02)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.86)	2.77	8.48	—[3]	2.25	3.64
Total from investment operations	(4.87)	2.63	8.38	(0.02)	2.21	3.62
Less distributions
From net investment income	—	—	—	—	—[3]	(0.01)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.61)	—	(3.89)	(2.56)
Net asset value, end of period	$18.29	$23.16	$24.15	$16.38	$16.40	$18.08
Total return (%)[4]	(21.03)[5]	9.89	51.24	(0.12)	12.13	21.68
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.10	1.14	1.15	1.25	1.22
Expenses including reductions	1.10[6]	1.09	1.13	1.14	1.25	1.21
Net investment loss	(0.11)[6]	(0.54)	(0.45)	(0.11)	(0.22)	(0.11)
Portfolio turnover (%)	47	91	101	91[7]	88[8]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	15

CLASS R4 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.36	$24.25	$16.41	$16.39	$18.08	$17.01
Net investment income (loss)[2]	0.02	(0.05)	(0.03)	0.03	0.01	0.03
Net realized and unrealized gain (loss) on investments	(4.91)	2.78	8.48	—[3]	2.24	3.65
Total from investment operations	(4.89)	2.73	8.45	0.03	2.25	3.68
Less distributions
From net investment income	—	—	—[3]	(0.01)	(0.05)	(0.06)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.61)	(0.01)	(3.94)	(2.61)
Net asset value, end of period	$18.47	$23.36	$24.25	$16.41	$16.39	$18.08
Total return (%)[4]	(20.93)[5]	10.27	51.59	0.17	12.36	22.05
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[7]	0.89	1.00	1.00	1.10	1.06
Expenses including reductions	0.88[7]	0.79	0.89	0.89	1.00	0.95
Net investment income (loss)	0.12[7]	(0.23)	(0.14)	0.15	0.03	0.18
Portfolio turnover (%)	47	91	101	91[8]	88[9]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.45	$24.30	$16.42	$16.39	$18.08	$17.01
Net investment income (loss)[2]	0.04	(0.01)	0.01	0.07	0.05	0.05
Net realized and unrealized gain (loss) on investments	(4.92)	2.78	8.51	—[3]	2.24	3.67
Total from investment operations	(4.88)	2.77	8.52	0.07	2.29	3.72
Less distributions
From net investment income	—	—	(0.03)	(0.04)	(0.09)	(0.10)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.64)	(0.04)	(3.98)	(2.65)
Net asset value, end of period	$18.57	$23.45	$24.30	$16.42	$16.39	$18.08
Total return (%)[4]	(20.81)[5]	10.43	51.96	0.38	12.68	22.26
Ratios and supplemental data
Net assets, end of period (in millions)	$113	$145	$147	$99	$15	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[6]	0.61	0.65	0.65	0.75	0.75
Expenses including reductions	0.62[6]	0.60	0.64	0.64	0.74	0.74
Net investment income (loss)	0.37[6]	(0.05)	0.04	0.37	0.29	0.25
Portfolio turnover (%)	47	91	101	91[7]	88[8]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	17

CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18
Per share operating performance
Net asset value, beginning of period	$23.45	$24.29	$16.41	$16.38	$18.07	$17.00
Net investment income (loss)[2]	0.04	(0.01)	0.01	0.07	0.03	0.07
Net realized and unrealized gain (loss) on investments	(4.93)	2.79	8.51	—[3]	2.26	3.65
Total from investment operations	(4.89)	2.78	8.52	0.07	2.29	3.72
Less distributions
From net investment income	—	—	(0.03)	(0.04)	(0.09)	(0.10)
From net realized gain	—	(3.62)	(0.61)	—	(3.89)	(2.55)
Total distributions	—	(3.62)	(0.64)	(0.04)	(3.98)	(2.65)
Net asset value, end of period	$18.56	$23.45	$24.29	$16.41	$16.38	$18.07
Total return (%)[4]	(20.85)[5]	10.48	52.01	0.39	12.69	22.30
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$52	$54	$40	$—[6]	$1,410
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[7]	0.60	0.64	0.64	0.74	0.73
Expenses including reductions	0.61[7]	0.59	0.63	0.63	0.73	0.73
Net investment income (loss)	0.38[7]	(0.04)	0.06	0.41	0.18	0.40
Portfolio turnover (%)	47	91	101	91[8]	88[9]	83

[1]	Six months ended 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
18	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	19

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $3,388.
20	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and net operating losses.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	21

assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,192
Class C	972
Class I	11,235
Class R2	51
Class	Expense reduction
Class R6	$4,882
Class NAV	1,760
Total	$41,092

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $2 for Class R4 shares for the six months ended September 30, 2022.
22	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $103,091 for the six months ended September 30, 2022. Of this amount, $16,857 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $86,234 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, CDSCs received by the Distributor amounted to $225 and $231 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$724,532	$333,928
Class C	126,885	14,627
Class I	—	169,064
Class R2	3,143	62
Class R4	7	—
Class R6	—	6,032
Total	$854,567	$523,713
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,000,000	1	0.445%	$25
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	735,134	$14,809,068	1,212,772	$30,823,365
Distributions reinvested	—	—	3,762,581	92,785,993
Repurchased	(1,977,582)	(39,956,662)	(3,076,018)	(77,793,440)
Net increase (decrease)	(1,242,448)	$(25,147,594)	1,899,335	$45,815,918
Class C shares
Sold	35,464	$683,495	80,525	$1,960,557
Distributions reinvested	—	—	203,317	4,769,820
Repurchased	(188,690)	(3,542,375)	(401,076)	(9,639,707)
Net decrease	(153,226)	$(2,858,880)	(117,234)	$(2,909,330)
Class I shares
Sold	1,764,443	$36,378,491	2,338,632	$59,285,230
Distributions reinvested	—	—	2,145,580	53,682,403
Repurchased	(3,178,919)	(65,290,078)	(6,480,524)	(164,709,542)
Net decrease	(1,414,476)	$(28,911,587)	(1,996,312)	$(51,741,909)
Class R2 shares
Sold	4,589	$97,150	5,359	$133,531
Distributions reinvested	—	—	8,525	211,758
Repurchased	(4,880)	(99,054)	(4,701)	(110,252)
Net increase (decrease)	(291)	$(1,904)	9,183	$235,037
Class R4 shares
Sold	553	$10,363	10	$270
Distributions reinvested	—	—	23	570
Repurchased	—	—	(12)	(324)
Net increase	553	$10,363	21	$516
Class R6 shares
Sold	586,320	$12,231,185	970,782	$25,301,012
Distributions reinvested	—	—	805,073	20,223,435
Repurchased	(690,508)	(14,236,302)	(1,629,093)	(41,748,773)
Net increase (decrease)	(104,188)	$(2,005,117)	146,762	$3,775,674
24	JOHN HANCOCK U.S. Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	97,082	$2,001,916	217,307	$5,705,814
Distributions reinvested	—	—	296,324	7,440,684
Repurchased	(135,931)	(2,783,309)	(501,469)	(12,984,677)
Net increase (decrease)	(38,849)	$(781,393)	12,162	$161,821
Total net decrease	(2,952,925)	$(59,696,112)	(46,083)	$(4,662,273)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $500,954,796 and $560,608,844, respectively, for the six months ended September 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Growth Fund	25

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,409,775,493.514	15,295,731.365
Frances G. Rathke	1,409,882,732.809	15,188,492.070
Noni L. Ellison	1,411,065,236.157	14,005,988.722
Dean Garfield	1,409,601,084.314	15,470,140.565
Patricia Lizarraga	1,410,809,328.457	14,261,896.422

Non-Independent Trustees
Andrew G. Arnott	1,410,004,927.170	15,066,297.709
Marianne Harrison	1,410,636,974.305	14,434,250.574
Paul Lorentz	1,409,775,645.079	15,295,579.800
26	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	27

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
28	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed its peer group median for the one- year period ended December 31, 2021, and underperformed for the three-, five- and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	29

The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
30	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	31

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
32	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GROWTH FUND	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
John A. Boselli, CFA
Timothy N. Manning
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK U.S. GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2459803	393SA 9/22
11/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

(g)Not Applicable.

(h)Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	November 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	November 2, 2022
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	November 2, 2022